Vanguard® Tax-Managed Balanced Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (47.6%)
Basic Materials (0.7%)
	Linde plc	48,859	23,299
	Freeport-McMoRan Inc.	141,391	7,058
	Air Products and Chemicals Inc.	18,500	5,508
	Ecolab Inc.	21,275	5,432
	Nucor Corp.	23,200	3,488
	Element Solutions Inc.	120,371	3,269
	Alcoa Corp.	70,034	2,702
	Newmont Corp.	50,141	2,680
	SSR Mining Inc.	452,119	2,568
	Celanese Corp.	15,842	2,154
*	MP Materials Corp.	121,163	2,139
	Reliance Inc.	6,900	1,996
	Westlake Corp.	11,056	1,662
	Fastenal Co.	21,246	1,517
	CF Industries Holdings Inc.	16,859	1,447
	Avery Dennison Corp.	5,500	1,214
	Albemarle Corp.	10,400	985
	United States Steel Corp.	18,000	636
	FMC Corp.	9,098	600
	Eastman Chemical Co.	5,040	564
	Royal Gold Inc.	3,900	547
	LyondellBasell Industries NV Class A	5,638	541
	Ashland Inc.	6,198	539
	Steel Dynamics Inc.	4,100	517
	Timken Co.	5,841	492
	Mosaic Co.	18,068	484
	Scotts Miracle-Gro Co.	4,442	385
	NewMarket Corp.	390	215
			74,638
Consumer Discretionary (6.9%)
*	Amazon.com Inc.	873,196	162,703
*	Tesla Inc.	227,809	59,602
	Costco Wholesale Corp.	47,508	42,117
	Home Depot Inc.	103,869	42,088
	Walmart Inc.	423,199	34,173
*	Netflix Inc.	47,459	33,661
	Lowe's Cos. Inc.	75,512	20,452
	McDonald's Corp.	62,436	19,012
	Booking Holdings Inc.	3,778	15,913
*	Uber Technologies Inc.	178,112	13,387
	TJX Cos. Inc.	106,628	12,533
	Walt Disney Co.	121,466	11,684
	Starbucks Corp.	107,870	10,516
	NIKE Inc. Class B	116,812	10,326
*	Chipotle Mexican Grill Inc.	168,600	9,715
*	O'Reilly Automotive Inc.	8,103	9,331
	General Motors Co.	180,235	8,082
*	Copart Inc.	141,652	7,423
	Lennar Corp. Class A	39,160	7,342
	DR Horton Inc.	37,302	7,116
	Hilton Worldwide Holdings Inc.	30,445	7,018
	Marriott International Inc. Class A	28,015	6,965
*	AutoZone Inc.	2,094	6,596
	Target Corp.	41,325	6,441
*	NVR Inc.	569	5,583
	Ross Stores Inc.	35,144	5,289
	eBay Inc.	70,736	4,606
	Delta Air Lines Inc.	89,337	4,537
	Yum! Brands Inc.	31,728	4,433
*	Lululemon Athletica Inc.	15,881	4,309
*	Live Nation Entertainment Inc.	35,096	3,843
*	Airbnb Inc. Class A	28,987	3,676

		Shares	Market Value ($000)
	Tractor Supply Co.	12,514	3,641
	PulteGroup Inc.	25,300	3,631
	Toll Brothers Inc.	22,801	3,523
*	Deckers Outdoor Corp.	21,738	3,466
	Electronic Arts Inc.	23,473	3,367
*	AutoNation Inc.	16,312	2,919
*	Trade Desk Inc. Class A	23,953	2,626
*	Ulta Beauty Inc.	5,996	2,333
*	Capri Holdings Ltd.	53,000	2,249
*	MGM Resorts International	57,046	2,230
	Williams-Sonoma Inc.	14,178	2,196
*	United Airlines Holdings Inc.	37,444	2,137
*	Expedia Group Inc.	14,301	2,117
	Royal Caribbean Cruises Ltd.	11,931	2,116
	Tempur Sealy International Inc.	37,140	2,028
*	Skechers USA Inc. Class A	28,459	1,904
	Dollar General Corp.	21,792	1,843
	Paramount Global Class A	83,913	1,834
	Domino's Pizza Inc.	4,261	1,833
	Dick's Sporting Goods Inc.	8,512	1,776
	Estee Lauder Cos. Inc. Class A	17,690	1,763
*	Dollar Tree Inc.	24,352	1,712
*	Floor & Decor Holdings Inc. Class A	13,773	1,710
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,686
	News Corp. Class A	62,267	1,658
	Best Buy Co. Inc.	15,931	1,646
*	Bright Horizons Family Solutions Inc.	11,722	1,643
*	Petco Health & Wellness Co. Inc. Class A	353,327	1,608
	Ford Motor Co.	150,000	1,584
	Service Corp. International	19,880	1,569
*	Carnival Corp.	80,800	1,493
*	Take-Two Interactive Software Inc.	9,669	1,486
	U-Haul Holding Co. (XNYS)	20,513	1,477
	LKQ Corp.	36,460	1,455
*	Burlington Stores Inc.	5,298	1,396
	Thor Industries Inc.	11,633	1,278
*	CarMax Inc.	16,457	1,273
	Southwest Airlines Co.	42,498	1,259
*	Grand Canyon Education Inc.	8,837	1,254
*	Spotify Technology SA	3,225	1,188
	Rollins Inc.	23,442	1,186
*	Carvana Co.	6,796	1,183
	Gentex Corp.	39,660	1,177
*	Aptiv plc	14,721	1,060
	PVH Corp.	10,390	1,048
	Lennar Corp. Class B	5,464	945
*	Rivian Automotive Inc. Class A	82,983	931
	Las Vegas Sands Corp.	18,100	911
	Lear Corp.	8,336	910
	New York Times Co. Class A	15,400	857
*	Lyft Inc. Class A	56,939	726
*	Valvoline Inc.	17,015	712
	Garmin Ltd.	3,700	651
	Ralph Lauren Corp.	3,073	596
*	Ollie's Bargain Outlet Holdings Inc.	6,100	593
*	Etsy Inc.	9,261	514
*	Madison Square Garden Sports Corp.	2,448	510
	Hyatt Hotels Corp. Class A	3,344	509
	BorgWarner Inc.	13,734	498
	Aramark	12,100	469
	Pool Corp.	1,216	458
	Copa Holdings SA Class A	4,762	447
	Wendy's Co.	24,919	437
	Wynn Resorts Ltd.	4,199	403
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	398
*	GameStop Corp. Class A	16,772	385
	Lithia Motors Inc. Class A	1,011	321
	Sirius XM Holdings Inc.	13,221	313
*	Mattel Inc.	15,775	300
*	AMC Entertainment Holdings Inc. Class A	59,398	270

		Shares	Market Value ($000)
*	Five Below Inc.	3,002	265
	Harley-Davidson Inc.	6,470	249
*	DraftKings Inc. Class A	6,161	241
*	U-Haul Holding Co.	2,887	224
*	Norwegian Cruise Line Holdings Ltd.	8,755	180
	Advance Auto Parts Inc.	4,451	174
*	Liberty Media Corp.-Liberty Live Class A	3,224	160
	Phinia Inc.	3,451	159
	Darden Restaurants Inc.	884	145
	Nexstar Media Group Inc. Class A	802	133
	RB Global Inc.	1,389	112
	Bath & Body Works Inc.	3,339	107
*	Warner Bros Discovery Inc.	11,948	99
	Wyndham Hotels & Resorts Inc.	1,038	81
	Choice Hotels International Inc.	444	58
*	Liberty Media Corp.-Liberty Live Class C	932	48
	Vail Resorts Inc.	246	43
			702,575
Consumer Staples (2.0%)
	Procter & Gamble Co.	239,701	41,516
	Coca-Cola Co.	344,600	24,763
	PepsiCo Inc.	132,297	22,497
	Mondelez International Inc. Class A	148,238	10,921
	Kroger Co.	143,587	8,228
	McKesson Corp.	15,695	7,760
*	Monster Beverage Corp.	130,246	6,795
	Philip Morris International Inc.	55,594	6,749
*	Post Holdings Inc.	55,842	6,464
	Colgate-Palmolive Co.	59,644	6,192
	Constellation Brands Inc. Class A	17,884	4,608
	Corteva Inc.	75,255	4,424
	CVS Health Corp.	70,059	4,405
	General Mills Inc.	48,390	3,574
	Kenvue Inc.	146,803	3,396
	Cencora Inc.	15,012	3,379
	Church & Dwight Co. Inc.	30,778	3,223
	Archer-Daniels-Midland Co.	51,496	3,076
	Hershey Co.	14,203	2,724
	Sysco Corp.	28,922	2,258
	McCormick & Co. Inc. (Non-Voting)	24,760	2,038
	Altria Group Inc.	37,080	1,893
*	US Foods Holding Corp.	30,138	1,853
	Clorox Co.	10,000	1,629
	Tyson Foods Inc. Class A	27,013	1,609
*	Freshpet Inc.	10,261	1,403
	Brown-Forman Corp. Class B	28,038	1,379
	Casey's General Stores Inc.	3,314	1,245
	J M Smucker Co.	9,651	1,169
*	Darling Ingredients Inc.	30,427	1,131
*	Pilgrim's Pride Corp.	19,755	910
	Conagra Brands Inc.	27,800	904
	Ingredion Inc.	6,341	871
	Hormel Foods Corp.	22,456	712
	Kimberly-Clark Corp.	4,970	707
	Spectrum Brands Holdings Inc.	7,191	684
	WK Kellogg Co.	38,526	659
	Lamb Weston Holdings Inc.	9,800	634
	Molson Coors Beverage Co. Class B	10,900	627
	Keurig Dr Pepper Inc.	16,512	619
*	Performance Food Group Co.	6,632	520
	Campbell Soup Co.	7,400	362
	Kraft Heinz Co.	8,459	297
	Walgreens Boots Alliance Inc.	1,118	10
			200,817
Energy (1.6%)
	Exxon Mobil Corp.	370,334	43,411
	Chevron Corp.	135,343	19,932
	ConocoPhillips	108,509	11,424
	Marathon Petroleum Corp.	48,458	7,894

		Shares	Market Value ($000)
	Marathon Oil Corp.	225,300	6,000
	Cheniere Energy Inc.	31,747	5,709
	Devon Energy Corp.	141,993	5,555
	Schlumberger NV	125,756	5,275
	Diamondback Energy Inc.	29,914	5,157
	EOG Resources Inc.	41,056	5,047
	Occidental Petroleum Corp.	88,691	4,571
	Phillips 66	31,976	4,203
	Valero Energy Corp.	28,900	3,902
	Hess Corp.	27,022	3,670
*	First Solar Inc.	12,625	3,149
	Baker Hughes Co.	84,847	3,067
	Range Resources Corp.	99,510	3,061
	EQT Corp.	72,232	2,647
	Halliburton Co.	87,730	2,549
	Coterra Energy Inc.	101,672	2,435
	Targa Resources Corp.	13,957	2,066
	ChampionX Corp.	68,231	2,057
	Murphy Oil Corp.	59,729	2,015
	Williams Cos. Inc.	36,405	1,662
	ONEOK Inc.	13,704	1,249
	HF Sinclair Corp.	20,892	931
	NOV Inc.	43,700	698
	DT Midstream Inc.	8,587	675
	APA Corp.	20,000	489
	Vitesse Energy Inc.	2,520	61
	Kinder Morgan Inc.	5	—
			160,561
Financials (5.1%)
*	Berkshire Hathaway Inc. Class B	178,962	82,369
	JPMorgan Chase & Co.	294,849	62,172
	Bank of America Corp.	797,988	31,664
	Wells Fargo & Co.	366,221	20,688
	S&P Global Inc.	38,135	19,701
	Progressive Corp.	64,645	16,404
	Goldman Sachs Group Inc.	31,593	15,642
	Morgan Stanley	142,641	14,869
*	Arch Capital Group Ltd.	118,526	13,261
	Chubb Ltd.	39,599	11,420
	Marsh & McLennan Cos. Inc.	49,821	11,115
	BlackRock Inc.	10,567	10,033
	Aon plc Class A	27,728	9,594
	Citigroup Inc.	137,658	8,617
	Intercontinental Exchange Inc.	50,126	8,052
	Charles Schwab Corp.	122,499	7,939
	Moody's Corp.	16,498	7,830
	Aflac Inc.	57,474	6,426
	KKR & Co. Inc.	45,775	5,977
	Allstate Corp.	28,624	5,429
	First Citizens BancShares Inc. Class A	2,775	5,109
	PNC Financial Services Group Inc.	27,100	5,009
	Pinnacle Financial Partners Inc.	50,851	4,982
	CME Group Inc.	22,295	4,919
	Apollo Global Management Inc.	39,215	4,898
	MSCI Inc.	8,302	4,839
	Travelers Cos. Inc.	20,181	4,725
	Ameriprise Financial Inc.	9,883	4,643
*	Coinbase Global Inc. Class A	24,800	4,419
	Webster Financial Corp.	93,804	4,372
	Truist Financial Corp.	101,954	4,361
	MetLife Inc.	50,516	4,167
	American International Group Inc.	52,675	3,857
	Hartford Financial Services Group Inc.	31,450	3,699
	Assured Guaranty Ltd.	43,927	3,493
	Discover Financial Services	23,912	3,355
*	Markel Group Inc.	2,120	3,325
	Willis Towers Watson plc	11,000	3,240
	Arthur J Gallagher & Co.	10,997	3,094
	Brown & Brown Inc.	28,718	2,975

		Shares	Market Value ($000)
	Bank of New York Mellon Corp.	37,001	2,659
	Reinsurance Group of America Inc.	11,595	2,526
	W R Berkley Corp.	43,309	2,457
*	Brighthouse Financial Inc.	52,982	2,386
	Fifth Third Bancorp	55,196	2,365
	Broadridge Financial Solutions Inc.	10,218	2,197
	Wintrust Financial Corp.	19,700	2,138
	Raymond James Financial Inc.	17,151	2,100
	White Mountains Insurance Group Ltd.	1,198	2,032
	RenaissanceRe Holdings Ltd.	7,451	2,030
	US Bancorp	43,300	1,980
	East West Bancorp Inc.	23,858	1,974
	FactSet Research Systems Inc.	4,244	1,952
*	Robinhood Markets Inc. Class A	79,463	1,861
	Voya Financial Inc.	22,512	1,783
	Nasdaq Inc.	24,069	1,757
	Globe Life Inc.	15,679	1,661
	Zions Bancorp NA	33,982	1,605
	Cboe Global Markets Inc.	7,696	1,577
	Regions Financial Corp.	66,902	1,561
	Jefferies Financial Group Inc.	25,339	1,560
	Assurant Inc.	7,101	1,412
	State Street Corp.	14,788	1,308
	Popular Inc.	12,967	1,300
	Western Alliance Bancorp	13,750	1,189
	MGIC Investment Corp.	45,667	1,169
	Ally Financial Inc.	30,516	1,086
	Everest Group Ltd.	2,700	1,058
	Hanover Insurance Group Inc.	6,939	1,028
	Cincinnati Financial Corp.	7,091	965
*	Credit Acceptance Corp.	2,161	958
	KeyCorp	57,018	955
	LPL Financial Holdings Inc.	4,000	930
	Tradeweb Markets Inc. Class A	7,100	878
	Commerce Bancshares Inc.	14,286	849
*	Upstart Holdings Inc.	20,900	836
	Lincoln National Corp.	21,914	690
	SEI Investments Co.	9,913	686
	Prudential Financial Inc.	5,612	680
	Interactive Brokers Group Inc. Class A	4,420	616
	Huntington Bancshares Inc.	41,653	612
	Morningstar Inc.	1,882	601
	Equitable Holdings Inc.	14,088	592
	Primerica Inc.	2,200	583
	Unum Group	9,127	542
	T. Rowe Price Group Inc.	4,874	531
	Erie Indemnity Co. Class A	872	471
	Synovus Financial Corp.	10,314	459
	BOK Financial Corp.	4,048	423
	SLM Corp.	17,179	393
	Bank OZK	6,200	267
	Ares Management Corp. Class A	1,623	253
	Citizens Financial Group Inc.	5,800	238
	Blue Owl Capital Inc. Class A	11,085	215
	Fidelity National Financial Inc.	3,318	206
	OneMain Holdings Inc.	4,339	204
	Affiliated Managers Group Inc.	184	33
	Franklin Resources Inc.	1,525	31
	First Horizon Corp.	1,405	22
			520,113
Health Care (5.2%)
	Eli Lilly & Co.	84,163	74,563
	UnitedHealth Group Inc.	91,396	53,437
	AbbVie Inc.	152,730	30,161
	Johnson & Johnson	171,888	27,856
	Merck & Co. Inc.	240,113	27,267
	Thermo Fisher Scientific Inc.	40,487	25,044
*	Intuitive Surgical Inc.	38,465	18,897
	Abbott Laboratories	164,142	18,714

		Shares	Market Value ($000)
	Danaher Corp.	65,315	18,159
	Amgen Inc.	53,330	17,183
	Cigna Group	37,283	12,916
*	Vertex Pharmaceuticals Inc.	27,730	12,897
*	Boston Scientific Corp.	144,841	12,138
	Elevance Health Inc.	23,239	12,084
*	Regeneron Pharmaceuticals Inc.	11,003	11,567
	HCA Healthcare Inc.	27,941	11,356
	Stryker Corp.	30,849	11,144
	Zoetis Inc.	52,768	10,310
*	IDEXX Laboratories Inc.	12,149	6,138
*	IQVIA Holdings Inc.	23,471	5,562
	Gilead Sciences Inc.	58,702	4,922
	Pfizer Inc.	167,084	4,835
	Agilent Technologies Inc.	29,707	4,411
*	Edwards Lifesciences Corp.	65,256	4,306
	Humana Inc.	13,448	4,260
	Labcorp Holdings Inc.	15,797	3,530
*	Exact Sciences Corp.	50,683	3,453
*	Biogen Inc.	17,089	3,313
	GE HealthCare Technologies Inc.	34,816	3,267
*	DaVita Inc.	18,873	3,094
	West Pharmaceutical Services Inc.	9,702	2,912
	ResMed Inc.	11,913	2,908
*	Tenet Healthcare Corp.	16,964	2,819
*	Waters Corp.	7,833	2,819
	Becton Dickinson & Co.	11,176	2,695
*	Elanco Animal Health Inc.	175,845	2,583
*	Novocure Ltd.	163,159	2,550
*	Hologic Inc.	29,853	2,432
*	Molina Healthcare Inc.	7,010	2,415
*	Alnylam Pharmaceuticals Inc.	8,520	2,343
*	Cooper Cos. Inc.	20,544	2,267
*	Centene Corp.	29,674	2,234
*	Align Technology Inc.	8,696	2,212
*	Dexcom Inc.	32,216	2,160
*	Acadia Healthcare Co. Inc.	33,932	2,152
*	United Therapeutics Corp.	5,594	2,005
	Quest Diagnostics Inc.	12,819	1,990
*	Sarepta Therapeutics Inc.	15,123	1,889
*	Veeva Systems Inc. Class A	8,933	1,875
	Bristol-Myers Squibb Co.	36,160	1,871
	Universal Health Services Inc. Class B	7,717	1,767
	Revvity Inc.	13,223	1,689
*	Neurocrine Biosciences Inc.	14,361	1,655
*	Moderna Inc.	24,203	1,617
*	Charles River Laboratories International Inc.	8,059	1,587
	Bio-Techne Corp.	19,204	1,535
	Zimmer Biomet Holdings Inc.	10,770	1,163
	STERIS plc	4,045	981
*	QIAGEN NV	20,482	933
	Cardinal Health Inc.	8,345	922
*	Bio-Rad Laboratories Inc. Class A	2,729	913
*	Natera Inc.	7,188	913
*	Azenta Inc.	18,821	912
*	10X Genomics Inc. Class A	39,394	890
*	Insulet Corp.	3,622	843
*	Ionis Pharmaceuticals Inc.	20,820	834
*	agilon health Inc.	211,889	833
*	Penumbra Inc.	4,163	809
*	Catalent Inc.	13,276	804
	Chemed Corp.	1,305	784
*	Illumina Inc.	5,800	756
*	BioMarin Pharmaceutical Inc.	8,876	624
*	Exelixis Inc.	20,965	544
*	Enovis Corp.	12,356	532
	Organon & Co.	27,435	525
*	Masimo Corp.	3,140	419
	Viatris Inc.	36,014	418
*	Globus Medical Inc. Class A	5,561	398

		Shares	Market Value ($000)
*	Tandem Diabetes Care Inc.	7,457	316
	Encompass Health Corp.	3,143	304
*	Sotera Health Co.	17,800	297
*	Solventum Corp.	4,225	295
*	Apellis Pharmaceuticals Inc.	9,521	275
*	Avantor Inc.	10,252	265
	Teleflex Inc.	1,039	257
	Baxter International Inc.	6,700	254
	DENTSPLY SIRONA Inc.	9,088	246
*	Fortrea Holdings Inc.	11,513	230
*	ICON plc	574	165
*	Amedisys Inc.	1,487	143
*	Envista Holdings Corp.	6,885	136
	Bruker Corp.	1,507	104
*	GRAIL Inc.	966	13
			533,815
Industrials (6.2%)
	Visa Inc. Class A	162,685	44,730
	Mastercard Inc. Class A	86,386	42,657
	Accenture plc Class A	58,776	20,776
	General Electric Co.	105,976	19,985
	Caterpillar Inc.	46,357	18,131
	American Express Co.	63,207	17,142
	Union Pacific Corp.	62,812	15,482
	Honeywell International Inc.	69,899	14,449
	RTX Corp.	111,761	13,541
	Deere & Co.	32,002	13,355
	Lockheed Martin Corp.	21,492	12,563
	Sherwin-Williams Co.	29,768	11,362
	Capital One Financial Corp.	72,570	10,866
	Eaton Corp. plc	32,455	10,757
	Howmet Aerospace Inc.	105,166	10,543
	United Rentals Inc.	12,074	9,777
*	Fiserv Inc.	53,944	9,691
	Quanta Services Inc.	30,093	8,972
	TransDigm Group Inc.	6,285	8,970
	Cintas Corp.	42,740	8,799
	Automatic Data Processing Inc.	31,334	8,671
	Trane Technologies plc	21,310	8,284
	AMETEK Inc.	46,011	7,901
	CSX Corp.	223,570	7,720
*	Boeing Co.	47,786	7,265
	United Parcel Service Inc. Class B	52,034	7,094
*	PayPal Holdings Inc.	90,787	7,084
	Illinois Tool Works Inc.	26,377	6,913
*	GE Vernova Inc.	26,494	6,755
	Vulcan Materials Co.	25,908	6,488
	Parker-Hannifin Corp.	10,202	6,446
	Norfolk Southern Corp.	24,670	6,131
	Carrier Global Corp.	74,958	6,033
	Martin Marietta Materials Inc.	11,027	5,935
	Northrop Grumman Corp.	10,446	5,516
	Eagle Materials Inc.	18,979	5,459
	FedEx Corp.	19,937	5,456
	Emerson Electric Co.	48,895	5,348
	PACCAR Inc.	51,621	5,094
	Ingersoll Rand Inc.	48,482	4,759
*	Mettler-Toledo International Inc.	3,121	4,681
*	Fair Isaac Corp.	2,234	4,342
	General Dynamics Corp.	13,091	3,956
	Old Dominion Freight Line Inc.	19,242	3,822
	Verisk Analytics Inc.	14,147	3,791
	Equifax Inc.	12,828	3,770
	AECOM	35,745	3,691
	Fortive Corp.	43,894	3,465
	HEICO Corp. Class A	17,003	3,465
	Xylem Inc.	25,125	3,393
*	Keysight Technologies Inc.	21,308	3,386
*	Kirby Corp.	27,000	3,306

		Shares	Market Value ($000)
	L3Harris Technologies Inc.	13,517	3,215
	Textron Inc.	36,284	3,214
	Otis Worldwide Corp.	30,224	3,142
	BWX Technologies Inc.	27,902	3,033
	Berry Global Group Inc.	43,393	2,950
	Rockwell Automation Inc.	10,862	2,916
*	Middleby Corp.	20,834	2,899
	Global Payments Inc.	28,267	2,895
*	Teledyne Technologies Inc.	6,518	2,853
	Lennox International Inc.	4,681	2,829
	WW Grainger Inc.	2,682	2,786
	Cummins Inc.	8,569	2,775
	ITT Inc.	18,189	2,719
	PPG Industries Inc.	19,449	2,576
*	Axon Enterprise Inc.	6,300	2,517
	Veralto Corp.	22,040	2,465
	Owens Corning	13,342	2,355
	TransUnion	22,383	2,344
	A O Smith Corp.	25,732	2,312
	3M Co.	16,900	2,310
	Synchrony Financial	45,220	2,256
	IDEX Corp.	10,462	2,244
	Nordson Corp.	8,492	2,230
	Ball Corp.	31,862	2,164
	Crown Holdings Inc.	21,733	2,084
	Jacobs Solutions Inc.	15,658	2,050
	Masco Corp.	23,716	1,991
	Johnson Controls International plc	25,379	1,970
*	Block Inc. Class A	27,908	1,873
	Packaging Corp. of America	8,446	1,819
	Allegion plc	12,151	1,771
	Tetra Tech Inc.	37,200	1,754
	Huntington Ingalls Industries Inc.	6,396	1,691
	Dover Corp.	8,810	1,689
	Fortune Brands Innovations Inc.	18,587	1,664
	Esab Corp.	15,396	1,637
*	XPO Inc.	15,015	1,614
	Valmont Industries Inc.	5,396	1,565
	JB Hunt Transport Services Inc.	8,852	1,525
*	Trimble Inc.	24,487	1,520
	Carlisle Cos. Inc.	3,333	1,499
*	Corpay Inc.	4,647	1,453
*	Gates Industrial Corp. plc	81,389	1,428
	Fidelity National Information Services Inc.	16,517	1,383
	Booz Allen Hamilton Holding Corp.	8,401	1,367
	AGCO Corp.	13,710	1,342
	Oshkosh Corp.	12,558	1,258
*	Axalta Coating Systems Ltd.	32,960	1,193
	Landstar System Inc.	6,235	1,178
	Toro Co.	13,011	1,128
*	Affirm Holdings Inc. Class A	27,352	1,117
	Westinghouse Air Brake Technologies Corp.	6,010	1,092
*	GXO Logistics Inc.	20,942	1,090
*	Zebra Technologies Corp. Class A	2,910	1,078
	RPM International Inc.	8,489	1,027
	DuPont de Nemours Inc.	11,449	1,020
	Silgan Holdings Inc.	18,967	996
	Pentair plc	10,087	986
	Sealed Air Corp.	24,886	903
	Donaldson Co. Inc.	12,229	901
	Armstrong World Industries Inc.	6,812	895
	AptarGroup Inc.	5,445	872
	Dow Inc.	15,461	845
	WESCO International Inc.	4,845	814
	Knight-Swift Transportation Holdings Inc. Class A	14,300	772
	Regal Rexnord Corp.	4,625	767
	Expeditors International of Washington Inc.	5,586	734
	Lincoln Electric Holdings Inc.	3,765	723
	nVent Electric plc	10,087	709
	Air Lease Corp. Class A	15,591	706

		Shares	Market Value ($000)
	Curtiss-Wright Corp.	2,100	690
	Woodward Inc.	3,945	677
	Graco Inc.	7,412	649
	Advanced Drainage Systems Inc.	4,120	648
	Snap-on Inc.	2,097	608
	Vontier Corp.	17,060	576
	CH Robinson Worldwide Inc.	5,171	571
	Stanley Black & Decker Inc.	4,927	543
	Flowserve Corp.	10,413	538
*	Amentum Holdings Inc.	15,658	505
	Hubbell Inc. Class B	1,100	471
	Graphic Packaging Holding Co.	15,800	468
*	WEX Inc.	1,950	409
*	Masterbrand Inc.	18,587	345
*	FTI Consulting Inc.	1,500	341
	Robert Half Inc.	5,000	337
	Jack Henry & Associates Inc.	1,832	323
*	RXO Inc.	11,342	318
	Brunswick Corp.	3,628	304
	HEICO Corp.	1,087	284
*	Builders FirstSource Inc.	1,401	272
*	AZEK Co. Inc. Class A	5,509	258
	Littelfuse Inc.	905	240
	Smurfit WestRock plc	4,864	240
*	Knife River Corp.	2,487	222
	Louisiana-Pacific Corp.	2,046	220
*	Paylocity Holding Corp.	1,300	214
	ManpowerGroup Inc.	2,450	180
*	Trex Co. Inc.	2,409	160
*	Mohawk Industries Inc.	904	145
	Sensata Technologies Holding plc	4,000	143
	MDU Resources Group Inc.	4,734	130
	Genpact Ltd.	3,249	127
*	NCR Atleos Corp.	4,057	116
*	Euronet Worldwide Inc.	400	40
	Cognex Corp.	801	32
	Atmus Filtration Technologies Inc.	511	19
*,1	GCI Liberty Inc.	25,555	—
			633,823
Other (0.1%)
[2]	Vanguard Tax-Exempt Bond Index ETF	196,700	10,055
Real Estate (1.1%)
	Prologis Inc.	97,070	12,258
	American Tower Corp.	52,349	12,174
	Equinix Inc.	9,692	8,603
	Iron Mountain Inc.	68,339	8,121
*	CBRE Group Inc. Class A	57,849	7,201
	Healthcare Realty Trust Inc. Class A	293,961	5,335
	Public Storage	12,156	4,423
	Extra Space Storage Inc.	21,998	3,964
	Welltower Inc.	29,375	3,761
	Digital Realty Trust Inc.	22,270	3,604
	AvalonBay Communities Inc.	15,637	3,522
*	CoStar Group Inc.	42,915	3,238
	Crown Castle Inc.	26,483	3,142
	American Homes 4 Rent Class A	81,183	3,117
*	Jones Lang LaSalle Inc.	11,207	3,024
	SBA Communications Corp.	11,919	2,869
*	Opendoor Technologies Inc.	1,053,612	2,107
	Essex Property Trust Inc.	6,768	1,999
	Host Hotels & Resorts Inc.	103,924	1,829
*	Howard Hughes Holdings Inc.	22,500	1,742
	Equity LifeStyle Properties Inc.	22,346	1,594
	SL Green Realty Corp.	22,832	1,589
	Medical Properties Trust Inc.	261,597	1,530
	Mid-America Apartment Communities Inc.	9,294	1,477
	Camden Property Trust	10,700	1,322
	Weyerhaeuser Co.	34,146	1,156

		Shares	Market Value ($000)
*	Zillow Group Inc. Class A	17,624	1,091
	Equity Residential	13,531	1,008
	Lamar Advertising Co. Class A	7,472	998
*	Zillow Group Inc. Class C	15,191	970
	Invitation Homes Inc.	27,059	954
	Ventas Inc.	14,100	904
	Douglas Emmett Inc.	49,446	869
	EastGroup Properties Inc.	3,900	729
	Vornado Realty Trust	13,083	516
	Sun Communities Inc.	3,700	500
	VICI Properties Inc. Class A	12,500	416
	First Industrial Realty Trust Inc.	7,000	392
	Federal Realty Investment Trust	3,019	347
	Park Hotels & Resorts Inc.	21,560	304
	NET Lease Office Properties	8,381	257
	Simon Property Group Inc.	1,310	221
	Kilroy Realty Corp.	4,900	190
	Omega Healthcare Investors Inc.	4,245	173
	Highwoods Properties Inc.	5,071	170
	Brixmor Property Group Inc.	5,563	155
	Alexandria Real Estate Equities Inc.	1,300	154
	EPR Properties	3,121	153
	JBG SMITH Properties	5,824	102
	UDR Inc.	2,100	95
*	Seaport Entertainment Group Inc.	2,500	69
	Lineage Inc.	179	14
			116,452
Technology (16.6%)
	Apple Inc.	1,391,308	324,175
	Microsoft Corp.	710,082	305,548
	NVIDIA Corp.	2,273,182	276,055
	Meta Platforms Inc. Class A	216,043	123,672
	Alphabet Inc. Class A	554,191	91,913
	Alphabet Inc. Class C	505,280	84,478
	Broadcom Inc.	366,740	63,263
*	Advanced Micro Devices Inc.	172,954	28,378
	Oracle Corp.	163,205	27,810
*	Adobe Inc.	47,924	24,814
	Salesforce Inc.	83,914	22,968
	QUALCOMM Inc.	108,410	18,435
	Applied Materials Inc.	90,715	18,329
	Intuit Inc.	28,645	17,788
*	ServiceNow Inc.	18,434	16,487
	Texas Instruments Inc.	78,992	16,317
	Micron Technology Inc.	131,310	13,618
	International Business Machines Corp.	60,198	13,309
	Lam Research Corp.	13,149	10,731
*	Palo Alto Networks Inc.	28,185	9,634
*	Cadence Design Systems Inc.	33,815	9,165
*	Synopsys Inc.	17,230	8,725
	Amphenol Corp. Class A	131,120	8,544
	Roper Technologies Inc.	14,570	8,107
	KLA Corp.	10,117	7,835
	Analog Devices Inc.	33,550	7,722
*	Palantir Technologies Inc. Class A	195,363	7,267
*	Autodesk Inc.	22,471	6,190
	Marvell Technology Inc.	81,297	5,863
*	Guidewire Software Inc.	29,042	5,313
*	Fortinet Inc.	60,810	4,716
*	Gartner Inc.	8,596	4,356
	HP Inc.	119,671	4,293
*	ON Semiconductor Corp.	58,609	4,256
	Intel Corp.	175,002	4,106
*	Workday Inc. Class A	16,066	3,927
	Vertiv Holdings Co. Class A	39,400	3,920
	CDW Corp.	15,357	3,475
	Dell Technologies Inc. Class C	29,191	3,460
	Microchip Technology Inc.	40,540	3,255
*	Western Digital Corp.	45,817	3,129

		Shares	Market Value ($000)
	Corning Inc.	68,131	3,076
*	GoDaddy Inc. Class A	17,857	2,800
	Cognizant Technology Solutions Corp. Class A	36,270	2,799
	Teradyne Inc.	19,532	2,616
	Hewlett Packard Enterprise Co.	120,529	2,466
*	Arrow Electronics Inc.	17,906	2,378
*	ANSYS Inc.	7,369	2,348
*	Cloudflare Inc. Class A	27,100	2,192
*	Manhattan Associates Inc.	7,597	2,138
*	PTC Inc.	11,822	2,136
*	Crowdstrike Holdings Inc. Class A	7,601	2,132
	Monolithic Power Systems Inc.	2,144	1,982
*	Atlassian Corp. Class A	12,259	1,947
*	VeriSign Inc.	9,253	1,758
*	Tyler Technologies Inc.	2,891	1,687
*	AppLovin Corp. Class A	12,252	1,599
*	MongoDB Inc.	5,863	1,585
*	Akamai Technologies Inc.	14,589	1,473
*	CACI International Inc. Class A	2,820	1,423
*	Pure Storage Inc. Class A	28,105	1,412
	Skyworks Solutions Inc.	13,300	1,314
*	F5 Inc.	5,875	1,294
*	Zscaler Inc.	6,613	1,130
	NetApp Inc.	8,971	1,108
*	Elastic NV	14,254	1,094
*	Nutanix Inc. Class A	18,189	1,078
*	Qorvo Inc.	10,165	1,050
*	HubSpot Inc.	1,916	1,019
	Jabil Inc.	8,300	995
*	DoorDash Inc. Class A	6,900	985
*	SentinelOne Inc. Class A	36,846	881
	Leidos Holdings Inc.	5,350	872
*	Coherent Corp.	9,800	871
*	Informatica Inc. Class A	32,443	820
	Universal Display Corp.	3,786	795
*	Pinterest Inc. Class A	22,695	735
*	Match Group Inc.	19,384	733
	Pegasystems Inc.	9,302	680
	Gen Digital Inc.	24,339	668
*	Kyndryl Holdings Inc.	28,580	657
	Dolby Laboratories Inc. Class A	8,275	633
*	Teradata Corp.	19,986	606
*	Maplebear Inc.	13,414	546
*	EPAM Systems Inc.	2,700	537
	Entegris Inc.	3,165	356
*	IAC Inc.	6,481	349
*	Dynatrace Inc.	4,970	266
*	Twilio Inc. Class A	3,840	250
	Amdocs Ltd.	2,400	210
*	Dropbox Inc. Class A	8,200	208
	TD SYNNEX Corp.	1,700	204
	SS&C Technologies Holdings Inc.	2,531	188
*	Confluent Inc. Class A	6,395	130
*	Okta Inc.	1,635	122
*	NCR Voyix Corp.	8,113	110
	Concentrix Corp.	1,700	87
	Paycom Software Inc.	394	66
*	IPG Photonics Corp.	621	46
*	DXC Technology Co.	2,170	45
			1,691,031
Telecommunications (0.9%)
	Cisco Systems Inc.	348,681	18,557
	T-Mobile US Inc.	78,984	16,299
	Comcast Corp. Class A	333,242	13,920
*	Arista Networks Inc.	33,504	12,859
	AT&T Inc.	343,396	7,555
	Verizon Communications Inc.	164,440	7,385
	Motorola Solutions Inc.	15,378	6,914
*	Charter Communications Inc. Class A	9,575	3,103

				Shares	Market Value ($000)
*	Liberty Global Ltd. Class C			109,669	2,370
*	Frontier Communications Parent Inc.			58,546	2,080
*	Liberty Broadband Corp. Class C			7,579	586
*	Ciena Corp.			3,586	221
*	Liberty Broadband Corp. Class A			2,647	203
					92,052
Utilities (1.2%)
	NextEra Energy Inc.			199,740	16,884
	Constellation Energy Corp.			40,963	10,651
	Southern Co.			98,422	8,876
*	Clean Harbors Inc.			31,700	7,662
	DTE Energy Co.			58,745	7,543
	Waste Management Inc.			33,653	6,986
	Duke Energy Corp.			59,772	6,892
	Vistra Corp.			51,991	6,163
	Consolidated Edison Inc.			58,011	6,041
	PG&E Corp.			251,400	4,970
	Sempra			52,458	4,387
	American Electric Power Co. Inc.			41,600	4,268
	Public Service Enterprise Group Inc.			47,759	4,261
	Republic Services Inc.			16,510	3,316
	NRG Energy Inc.			32,838	2,992
	Exelon Corp.			65,800	2,668
	American Water Works Co. Inc.			18,062	2,641
	WEC Energy Group Inc.			26,464	2,545
	AES Corp.			116,949	2,346
	Xcel Energy Inc.			32,522	2,124
	Edison International			21,423	1,866
	NiSource Inc.			42,656	1,478
	Alliant Energy Corp.			24,227	1,470
	CMS Energy Corp.			20,227	1,429
	FirstEnergy Corp.			31,056	1,377
	Entergy Corp.			10,419	1,371
	Essential Utilities Inc.			24,886	960
	Ameren Corp.			9,798	857
	OGE Energy Corp.			15,986	656
	Atmos Energy Corp.			3,445	478
	Eversource Energy			6,100	415
*	Sunrun Inc.			22,523	407
	UGI Corp.			15,661	392
*	Stericycle Inc.			3,528	215
	Dominion Energy Inc.			3,608	209
	National Fuel Gas Co.			2,430	147
					127,943
Total Common Stocks (Cost $1,233,962)					4,863,875
Rights (0.0%)
*	Seaport Entertainment Group Inc. Exp. 10/10/24 (Cost $—)			2,500	7
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (52.4%)
Alabama (1.7%)
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/31	1,100	1,243
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/40	1,465	1,478
	Auburn AL GO	5.000%	8/1/38	1,000	1,121
	Birmingham-Jefferson AL Civic Center Authority Special Tax Bonds	5.000%	7/1/31	1,125	1,199
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	2,240	2,253
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5) PUT	4.000%	10/1/26	3,285	3,309
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	4.000%	10/1/27	3,000	3,030
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/28	6,705	7,028
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/28	1,250	1,347
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	2/1/29	4,530	4,901
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/29	16,925	18,153
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	10/1/30	1,660	1,801
[3]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	12/1/30	1,285	1,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	7/1/31	7,770	8,457
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	6/1/32	3,610	4,025
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	9/1/32	6,845	7,542
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	1,245	1,257
[4]	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT, SIFMA Municipal Swap Index Yield + 0.350%	3.500%	12/1/26	3,750	3,649
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	3,490	3,517
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/27	3,845	3,889
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	2,215	2,280
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.500%	1/1/31	885	981
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.750%	11/1/31	3,145	3,573
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.250%	6/1/32	5,470	6,055
	Homewood AL Educational Building Authority Lease Revenue (Samford University)	5.500%	10/1/41	1,500	1,659
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	537
	Huntsville AL GO	5.000%	5/1/35	1,125	1,192
	Huntsville AL GO	5.000%	5/1/38	1,860	2,008
	Huntsville AL GO	5.000%	3/1/42	1,620	1,822
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	845
	Huntsville AL Health Care Authority Revenue PUT	5.000%	6/1/30	1,170	1,278
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,543
	Jefferson County AL Revenue	5.000%	10/1/31	1,000	1,122
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,038
	Jefferson County AL Revenue	5.000%	10/1/35	1,300	1,473
	Jefferson County AL Revenue	5.000%	10/1/38	1,375	1,535
	Jefferson County AL Revenue	5.250%	10/1/43	1,500	1,658
	Jefferson County AL Revenue	5.250%	10/1/44	1,000	1,102
	Jefferson County AL Revenue	5.250%	10/1/45	1,000	1,099
[3,5]	Jefferson County AL Revenue TOB VRDO	4.150%	10/1/24	3,200	3,200
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/34	2,000	2,203
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	3,255	3,274
	Mobile Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co. Barry Plant Project) PUT	3.650%	1/10/25	1,000	999
	Mobile Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	250	253
	Montgomery AL GO	4.000%	12/1/36	400	412
	Montgomery AL GO	4.000%	12/1/39	450	459
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/38	3,500	3,597
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/29	350	367
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/31	1,000	1,056
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	4/1/32	7,000	7,607
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	5/1/32	3,760	4,132
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/29	1,270	1,385
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	4,970	5,053
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/28	4,600	4,861
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/29	8,660	9,331
[3]	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 6) PUT	5.000%	6/1/30	1,615	1,739
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	553
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,132
	University of Alabama General Revenue	3.000%	7/1/36	1,085	1,025
[6]	University of South Alabama University Facilities Revenue	5.000%	11/1/34	2,265	2,370
	West Jefferson AL Industrial Development Board Pollution Control Revenue	3.650%	6/1/28	550	560
					168,978
Alaska (0.2%)
[7]	Alaska GO	5.000%	8/1/27	1,000	1,047
[7]	Alaska GO	5.000%	8/1/29	1,000	1,084
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,625
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/31	1,095	1,232
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/34	1,285	1,426
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/37	3,000	3,324
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center)	5.000%	9/1/31	1,345	1,369
	Municipality of Anchorage GO	4.000%	9/1/36	785	822
	Municipality of Anchorage GO	4.000%	9/1/43	2,470	2,484
	North Slope Borough Alaska GO	5.000%	6/30/29	1,405	1,563
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/37	1,000	1,014
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/38	1,000	1,008
					17,998

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona (0.9%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	686
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/43	1,060	1,191
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/45	1,080	1,208
	Arizona COP ETM	5.000%	10/1/26	2,000	2,105
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	555
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	823
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/28	1,000	1,069
[3,5]	Arizona Industrial Development Authority Multifamily Housing Revenue TOB VRDO	4.220%	10/1/24	11,900	11,900
	Arizona Industrial Development Authority Multifamily Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	1,000	1,033
[5,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	7
[5,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	4
[5,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	11
[5,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	12
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	631
[9]	Arizona Industrial Development Authority Student Housing Revenue	5.000%	6/1/37	1,000	1,060
[9]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	3,000	3,327
	Arizona State Transportation Board Highway Revenue	5.000%	7/1/28	2,500	2,609
	Arizona State University Revenue	5.000%	7/1/40	1,000	1,073
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,663
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,004
	Chandler AZ GO	5.000%	7/1/26	2,000	2,087
	Coconino AZ County Pollution Control Corp. Revenue PUT	3.750%	3/31/26	100	100
	Gilbert AZ Water Resource Municipal Property Corp. Utility System Revenue	4.000%	7/15/42	2,505	2,575
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	1,904
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	105
	Marana AZ Pledged Excise Tax Revenue	5.000%	7/1/37	275	296
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	996
[5]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	621
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Banner Health) PUT	5.000%	11/1/30	1,000	1,114
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	9/1/33	830	887
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	12/1/36	3,335	3,823
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health)	5.000%	1/1/34	1,500	1,560
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health) PUT	5.000%	5/15/26	1,000	1,030
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	860
	Maricopa County AZ Pollution Control Corp. Revenue (Verde Project) PUT	3.875%	6/1/29	55	57
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/39	1,000	842
	Mesa AZ GO	5.000%	7/1/27	2,565	2,744
[10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,000	1,258
[10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/43	1,250	1,574
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/44	2,000	2,258
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,350
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,017
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	1,966
	Phoenix AZ GO	5.000%	7/1/31	1,500	1,731
[5]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/36	1,000	1,016
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	313
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	264
[5]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,595	1,589
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	1,049
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,004
[6]	Pima County AZ Unified School District GO	5.000%	7/1/26	1,200	1,250
[6]	Pima County AZ Unified School District GO	5.000%	7/1/28	1,000	1,090
[6]	Pima County AZ Unified School District GO	5.000%	7/1/37	750	863
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,610
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/39	1,370	1,445
[7]	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	5/1/39	1,785	2,088
[7]	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	5/1/42	1,000	1,150
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/43	1,000	1,119
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	912
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,500	2,614
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	686
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	160	179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Yuma AZ Industrial Development Authority Hospital Revenue	5.000%	8/1/38	1,000	1,135
					87,102
Arkansas (0.2%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,131
[7]	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	500	530
	El Dorado AR School District No. 15 GO	5.000%	2/1/43	1,385	1,448
	El Dorado AR School District No. 15 GO	5.000%	2/1/45	2,920	3,046
	Little Rock AR School District GO	4.000%	2/1/35	2,610	2,674
	Little Rock AR School District GO	4.000%	2/1/36	2,595	2,649
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,120
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/38	500	563
	Rogers AR Arkansas Sales Tax Revenue	4.000%	11/1/32	1,090	1,107
	Springdale AR School District No. 50 GO	3.000%	6/1/32	495	479
	University of Arkansas Revenue	5.000%	11/1/24	850	851
					16,598
California (3.6%)
[6]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,216
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	1,000	1,025
	Antelope Valley CA Community College District Election GO	0.000%	8/1/35	650	441
	Bay Area Toll Authority California Bridge Revenue	5.000%	4/1/32	1,000	1,179
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,934
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	1,987
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	960	958
[11]	Brea CA Redevelopment Agency Tax Allocation Bonds (Redevelopment Project AB)	0.000%	8/1/29	1,000	864
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	500	508
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/28	3,745	3,835
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/28	7,330	7,912
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	1,385	1,482
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	8,340	8,948
	California Community Choice Financing Authority Revenue PUT	5.250%	4/1/30	8,000	8,708
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/30	3,675	4,112
	California Community Choice Financing Authority Revenue PUT	5.000%	3/1/31	5,575	6,057
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	2,810	2,898
	California Community Choice Financing Authority Revenue PUT	5.000%	4/1/32	6,000	6,600
	California Community Choice Financing Authority Revenue PUT	5.000%	12/1/32	10,500	11,527
	California Educational Facilities Authority Revenue	5.250%	10/1/34	1,000	1,135
	California GO	5.000%	10/1/24	2,000	2,000
	California GO	5.000%	10/1/26	1,000	1,052
	California GO	5.000%	4/1/27	2,000	2,130
	California GO	5.000%	4/1/27	1,000	1,065
	California GO	3.500%	8/1/27	1,515	1,560
	California GO	5.000%	10/1/27	1,000	1,078
	California GO	5.000%	4/1/28	5,125	5,586
	California GO	5.000%	4/1/28	1,000	1,090
	California GO	5.000%	8/1/28	1,000	1,098
	California GO	5.000%	8/1/28	1,710	1,878
	California GO	5.000%	10/1/28	1,000	1,102
	California GO	5.000%	4/1/29	1,000	1,114
	California GO	5.000%	9/1/29	455	476
	California GO	5.000%	11/1/29	5,000	5,633
	California GO	5.000%	9/1/30	5,000	5,703
	California GO	4.000%	8/1/31	1,675	1,711
	California GO	5.000%	8/1/31	1,000	1,155
	California GO	5.000%	8/1/31	1,500	1,733
	California GO	5.000%	4/1/32	2,500	2,748
	California GO	5.000%	8/1/32	1,635	1,914
	California GO	5.000%	10/1/32	1,855	1,861
	California GO	5.000%	10/1/32	20	20
	California GO	4.000%	8/1/33	1,520	1,549
	California GO	5.000%	8/1/33	2,865	2,972
	California GO	4.000%	9/1/33	2,000	2,039
	California GO	3.000%	10/1/34	2,725	2,674
	California GO	5.000%	3/1/35	2,000	2,224
	California GO	3.000%	10/1/35	1,815	1,768
	California GO	4.000%	3/1/36	1,000	1,050
	California GO	5.000%	4/1/36	5,000	5,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/36	1,000	1,036
	California GO	5.000%	8/1/39	1,250	1,465
	California GO	5.000%	9/1/39	1,250	1,457
	California GO	5.000%	9/1/41	1,000	1,154
	California GO	5.000%	10/1/42	1,500	1,610
	California GO	5.000%	9/1/43	2,500	2,843
	California GO	5.000%	9/1/43	3,000	3,432
	California GO	5.000%	8/1/44	1,000	1,144
	California GO	5.250%	8/1/44	1,000	1,170
	California GO	5.000%	9/1/44	1,500	1,709
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	5,000	5,604
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/28	1,000	1,089
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/31	2,000	2,248
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/28	1,000	1,056
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	1,021
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	895	904
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,056
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/40	1,000	1,035
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/40	1,000	1,035
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/33	3,363	3,452
	California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/35	539	565
	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/35	2,496	2,549
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/35	1,420	1,389
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/36	3,154	3,014
	California Housing Finance Agency Municipal Certificates Revenue	4.375%	9/20/36	495	526
[12]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	541
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	901
	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	5.000%	10/1/26	6,560	6,847
	California Municipal Finance Authority Multifamily Tax-Exempt Bonds Revenue (Terry Manor Apartments)	4.200%	8/1/40	1,000	1,027
	California State Department of Water Resources Central Valley Project Revenue	5.000%	12/1/30	5,425	6,280
	California State Public Works Board Lease Revenue (May Lee State Office Complex)	5.000%	4/1/42	1,000	1,148
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	1,000	1,058
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/28	1,000	1,103
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,137
[7]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/31	500	577
[7]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/36	1,000	1,185
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,110
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,022
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,439
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	40
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	909
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	4.500%	11/1/33	500	541
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	1,000	1,121
[5]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	411
[6]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,064
[6]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	817
	Chino Valley Unified School District GO	0.000%	8/1/31	600	484
[5]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,495	1,203
[5]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	800	685
[5]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	434
	Fairfield-Suisun CA Unified School District GO	0.000%	2/1/29	2,000	1,798
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.200%	1/15/29	1,390	1,590
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,023
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	507
[11]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,928
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/25	1,140	1,157
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	2,000	2,260
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,438
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,436
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,026
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,829
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,042
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,233
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	521
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,746
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,005	1,148
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,880	2,135
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,000	1,151
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,000	1,158
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	1,000	1,137
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,512
[3,5]	Los Angeles CA Multifamily Mortgage Revenue TOB VRDO	4.350%	10/1/24	2,795	2,795
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,000	1,125
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,600	1,834
	Los Angeles CA Unified School District GO	5.000%	7/1/31	2,000	2,331
	Los Angeles CA Unified School District GO	5.000%	7/1/32	1,500	1,766
	Los Angeles CA Unified School District GO	5.000%	7/1/33	2,000	2,379
	Los Angeles CA Unified School District GO	5.000%	7/1/34	1,000	1,205
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,856
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	1,000	1,061
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/42	2,100	2,253
[9]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,065
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/29	1,000	1,140
	Milpitas CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project Area No.1 2015)	5.000%	9/1/31	1,130	1,153
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	725
	Napa Valley CA Community College District GO	4.000%	8/1/32	1,090	1,107
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	542
	Northern California Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/30	10,050	10,872
[13]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	981
[13]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,644
[13]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	561
	Peralta CA Community College District Election GO	5.250%	8/1/42	1,000	1,147
[6]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,370	1,436
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/37	2,000	2,307
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/39	2,000	2,280
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,022
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	2,004
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	326
[10]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,484
	Sacramento CA Municipal Utility District Electric Revenue PUT	5.000%	10/15/30	1,000	1,128
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	589
	San Diego CA Housing Authority Multi Family Housing Revenue (Sea Breeze Gardens)	4.200%	6/1/40	1,000	1,027
[6]	San Diego CA Unified School District GO	5.500%	7/1/27	520	567
	San Diego CA Unified School District GO	0.000%	7/1/28	220	201
	San Diego CA Unified School District GO	0.000%	7/1/30	250	214
	San Diego CA Unified School District GO	0.000%	7/1/44	1,000	488
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	298
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	74
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	93
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	63
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	54
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	150	136
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	53
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	200	176
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	240	212
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/30	3,645	3,916
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,674
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,007
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,018
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,104
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,103
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/43	1,000	1,130
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/44	1,500	1,708
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue PUT	4.000%	10/1/29	1,000	1,060
[11]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,102
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,097
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	577
	Sonoma County CA Junior College District GO	5.000%	8/1/41	2,000	2,061
	Southern California Public Power Authority Revenue (Clean Energy Project) PUT	5.000%	9/1/30	7,725	8,362
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,003
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,075
[10]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	978
	Union City CA Community Redevelopment Agency Successor Tax Allocation Refunding Bonds	5.000%	10/1/30	1,635	1,673
	University of California Revenue	5.000%	5/15/29	2,000	2,251
	University of California Revenue	5.000%	5/15/31	1,500	1,739
	University of California Revenue	4.000%	5/15/33	1,000	1,004
	University of California Revenue	4.000%	5/15/34	1,000	1,023
	University of California Revenue	5.000%	5/15/34	1,000	1,188
	University of California Revenue	4.000%	5/15/35	2,000	2,038
	University of California Revenue	5.000%	5/15/35	1,620	1,744
	University of California Revenue	5.000%	5/15/35	1,165	1,253
	University of California Revenue	5.000%	5/15/39	1,245	1,465
	University of California Revenue	5.000%	5/15/40	2,000	2,345
	University of California Revenue	4.000%	5/15/41	1,740	1,799
	University of California Revenue	4.000%	5/15/41	5,000	5,165
	University of California Revenue	5.000%	5/15/41	2,000	2,298
	University of California Revenue	5.000%	5/15/41	1,000	1,164
	University of California Revenue	5.000%	5/15/42	1,000	1,153
	University of California Revenue	5.000%	5/15/42	1,000	1,153
	University of California Revenue	5.000%	5/15/43	1,000	1,147
[6,12]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	913
[10]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	888
					367,519
Colorado (0.8%)
	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,467
	Adams 12 Five Star Schools CO GO	5.000%	12/15/30	1,675	1,765
	Adams County CO COP	5.000%	12/1/31	650	667
	Arapahoe County CO School District No. 5 Cherry Creek GO	4.000%	12/15/37	2,000	2,018
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/43	1,000	1,079
	Aurora CO Water Revenue Prere.	5.000%	8/1/26	1,645	1,723
[7,13]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/33	1,000	1,102
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/43	1,500	1,748
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/43	1,000	1,022
	Colorado COP	4.000%	12/15/33	1,235	1,277
	Colorado COP	4.000%	12/15/34	1,800	1,854
	Colorado COP	6.000%	12/15/36	1,000	1,220
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	175
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	510
	Colorado Health Facilities Authority Hospital Revenue PUT	5.000%	11/15/28	1,000	1,081
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group)	5.000%	11/15/39	1,000	1,143
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/29	1,000	1,102
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,083
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,016
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	1,515	1,504
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/26	95	100
	Colorado Health Facilities Authority Revenue PUT	5.000%	11/19/26	935	977
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	12/1/39	1,000	1,134
	Colorado Health Facilities Authority Revenue (Intermountain Health)	5.000%	5/15/33	1,000	1,150
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/26	1,500	1,549
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/28	1,170	1,267
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,531
[3,5]	Colorado Housing & Finance Authority Multifamily Revenue (Windsor Court Project) TOB VRDO	4.400%	10/1/24	1,950	1,950
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	1,405	1,388
	Colorado School of Mines Institutional Enterprise Revenue	5.000%	12/1/42	4,000	4,513
[6]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/33	1,000	1,107
[6]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/34	750	828
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,202
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	817
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	404
	Denver CO City & County Airport Revenue	5.000%	11/15/40	575	650
[7]	Denver CO City & County Board Water Commissioners Water Revenue	5.000%	9/15/41	1,115	1,286
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,736
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	419
	Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/43	1,000	1,010
	Denver CO City & County GO	4.000%	8/1/42	2,045	2,094
	Denver CO City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County School District No. 1 GO	5.000%	12/1/33	5,000	5,247
	Denver CO City & County School District No. 1 GO	5.000%	12/1/36	2,000	2,092
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,718
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	760
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/40	1,000	526
	E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/40	500	572
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,529
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,017
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,644
[6]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/46	850	823
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	2,240	2,808
	Regional Transportation District of Colorado Private Activity Revenue	4.000%	7/15/39	1,325	1,346
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/42	1,000	1,072
	Sterling Ranch Community Authority Board CO Supported Revenue	3.750%	12/1/40	500	461
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	493
	Weld County CO School District No. 6 Greeley GO	5.000%	12/1/40	2,500	2,698
	Weld County CO School District No. RE 002 GO	5.000%	12/1/36	2,325	2,544
					83,028
Connecticut (0.5%)
	Connecticut GO	5.000%	5/15/25	1,000	1,013
	Connecticut GO	5.000%	2/15/27	1,000	1,060
	Connecticut GO	5.000%	4/15/28	1,000	1,088
	Connecticut GO	3.000%	1/15/33	270	268
	Connecticut GO	4.000%	3/15/35	5,000	5,044
	Connecticut GO	3.000%	1/15/38	2,345	2,221
	Connecticut GO	5.000%	1/15/39	2,800	3,231
	Connecticut GO	5.000%	4/15/39	1,650	1,777
	Connecticut GO	4.000%	6/15/39	300	312
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,032
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,320
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/32	1,600	1,667
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/35	650	668
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/36	800	818
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/37	200	204
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	583
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven)	5.000%	7/1/32	1,000	1,148
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven) PUT	5.000%	7/1/29	1,000	1,097
	Connecticut Health & Educational Facilities Authority Revenue (Yale University)	5.000%	7/1/35	2,000	2,446
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	950	940
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	915	906
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	487
	Connecticut Housing Finance Authority Revenue	6.000%	11/15/54	1,000	1,126
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	1,952
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/29	1,500	1,674
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,078
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/38	1,000	1,161
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/41	2,000	2,246
	Connecticut State Health & Educational Facilities Authority Revenue PUT	2.800%	2/3/26	1,245	1,247
	Connecticut Transmission Municipal Electric Energy Cooperative Revenue	5.000%	1/1/38	680	757
[5]	Harbor Point CT Infrastructure Improvement District SO Revenue	5.000%	4/1/30	1,100	1,130
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,075
[9]	New Haven Connecticut GO	5.000%	8/1/28	500	539
[9]	New Haven Connecticut GO	5.000%	8/1/37	1,000	1,123
	Norwalk CT GO	4.000%	8/15/41	695	725
	Norwalk CT Housing Authority Multifamily Revenue (Monterey Village Apartments)	4.400%	9/1/42	1,000	1,026
	University of Connecticut Revenue	5.000%	2/15/27	635	640
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,075
					48,904
Delaware (0.1%)
[5]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	2,475	2,075
	Delaware GO	4.000%	5/1/42	2,500	2,584
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	632
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/37	1,000	1,076
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,367
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	633
	University of Delaware Bonds Revenue	5.000%	11/1/37	1,700	1,836
	University of Delaware Bonds Revenue	5.000%	11/1/40	500	604
					10,807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia (0.4%)
	District of Columbia GO	5.000%	6/1/27	1,000	1,069
[7]	District of Columbia GO	5.000%	12/1/31	2,180	2,527
	District of Columbia GO	5.000%	6/1/32	1,000	1,034
	District of Columbia GO	5.000%	6/1/34	1,320	1,376
	District of Columbia GO	5.000%	1/1/39	1,000	1,138
[7]	District of Columbia GO	5.000%	8/1/42	1,800	2,059
[7]	District of Columbia GO	5.000%	8/1/44	1,145	1,296
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,021
	District of Columbia Housing Finance Agency Multifamily Revenue	4.800%	6/1/45	260	274
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/30	1,355	1,544
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/36	1,000	1,184
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	5/1/39	1,000	1,143
	District of Columbia Income Tax Revenue (Tax-Exempt)	4.000%	5/1/40	1,760	1,797
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	7/1/40	3,000	3,374
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	3/1/44	3,000	3,196
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	1,460	1,285
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	1,021
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,153
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	3.000%	10/1/27	1,000	1,002
[3,5]	District of Columbia Water & Sewer Authority Public Utility Revenue VRDO	3.950%	10/1/24	3,300	3,300
[13]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	336
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,415
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	712
[9]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,915	1,172
[9]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,000	556
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	1,009
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,142
	Washington DC Convention & Sports Authority Dedicated Tax Revenue	4.000%	10/1/34	1,115	1,159
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/27	100	107
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/28	100	109
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/39	685	781
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/41	805	909
					42,200
Florida (2.3%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	305	306
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	617
[6]	Bay County FL School Board COP	4.000%	7/1/38	1,285	1,306
	Bay County FL School Board COP	5.500%	7/1/41	1,450	1,633
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,568
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,096
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,000
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	3,846
	Broward County FL School COP	5.000%	7/1/36	1,000	1,134
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/39	1,000	1,081
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/30	500	534
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	569
[5]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	448
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	405
[6]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	791
	Central FL Expressway Authority Revenue Prere.	4.000%	7/1/26	1,015	1,041
[13]	Central Florida Expressway Authority Revenue	5.000%	7/1/32	1,000	1,154
[13]	Central Florida Expressway Authority Revenue	5.000%	7/1/33	1,000	1,162
[13]	Central Florida Expressway Authority Revenue	5.000%	7/1/34	1,000	1,171
	Davie FL Educational Facilities Revenue	5.000%	4/1/38	1,000	1,050
	Doral FL Parks & Recreation Projects GO	4.000%	7/1/37	1,585	1,628
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,265
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	974
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,129
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/34	1,325	1,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,588
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Cornerstone Classical Academy Inc. Project)	5.250%	6/1/44	155	159
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	410	386
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	417
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	850	883
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	435	442
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project)	5.000%	8/1/39	2,500	2,734
	Florida Development Finance Corp. Healthcare Facilities Revenue (UF Health Jacksonville Project)	5.000%	2/1/36	1,105	1,144
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	782
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	1,793
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/26	1,000	1,029
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/27	1,000	1,040
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/28	1,125	1,171
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	2,500	2,533
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	2,866
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	954
	Florida State Board of Education Public Capital Outlay Bonds GO	4.000%	6/1/30	1,965	1,999
	Florida State Board of Education Public Capital Outlay Bonds GO	4.000%	6/1/42	1,000	1,013
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	5,000	5,216
	Florida State Department of Transportation Turnpike Authority Revenue	5.000%	7/1/30	5,500	6,216
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/41	2,000	2,085
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/42	1,000	1,021
	Florida State Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,007
	Florida State Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,407
	Florida State Turnpike Authority Revenue	2.000%	7/1/41	1,470	1,045
	Florida State Turnpike Authority Revenue	4.000%	7/1/44	1,465	1,487
[6]	Florida State Utility Authority Revenue (North Fort Myers Utility System)	4.000%	10/1/37	1,040	1,058
	Fort Myers FL Utility System Refunding Revenue	4.000%	10/1/44	1,590	1,593
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	195
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/29	1,545	1,727
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/34	1,610	1,901
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/43	1,860	2,073
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	503
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	1,977
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,044
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,572
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,263
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,134
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,611
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,525
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,015
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,224
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,691
	JEA FL Electric System Revenue	4.000%	10/1/36	3,000	3,038
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,008
	JEA FL Water & Sewer System Revenue	5.000%	10/1/43	1,000	1,123
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,106
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,542
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/42	1,525	1,695
	Lee County FL Housing Finance Authority Multifamily Revenue	4.550%	1/1/40	997	1,040
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	476
[7]	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	5.000%	11/15/44	375	404
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/36	1,750	1,867
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	1,744
[6]	Marion County FL School Board COP	5.000%	6/1/36	5,000	5,802
[6]	Marion County FL School Board COP	5.250%	6/1/44	3,000	3,408
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,001
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,037
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,064
	Miami FL SO Non-AD Valorem Revenue (New Administrative Building)	5.000%	3/1/39	3,500	3,955
[5,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,051
	Miami-Dade County FL Aviation Revenue	5.000%	10/1/29	475	529
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	1,911
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,032
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,022
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,201
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	710
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	831
	Miami-Dade County FL GO	5.000%	7/1/30	2,000	2,032
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,316
	Miami-Dade County FL Multi-Family Housing Revenue PUT	5.000%	9/1/25	1,500	1,524
	Miami-Dade County FL Public Facilities Revenue	5.000%	6/1/30	1,000	1,046
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,123
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	395	407
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/40	1,605	1,646
	Miami-Dade County FL SO Revenue	0.000%	10/1/34	1,000	708
	Miami-Dade County FL SO Revenue	5.000%	4/1/37	1,255	1,360
	Miami-Dade County FL SO Revenue	0.000%	10/1/38	2,265	1,330
	Miami-Dade County FL SO Revenue	0.000%	10/1/39	1,750	974
	Miami-Dade County FL SO Revenue	5.000%	4/1/43	3,855	4,281
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/31	1,400	1,425
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,168
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,046
	North Sumter County FL Utility Dependent District Solid Waste Revenue	4.000%	10/1/33	1,965	2,083
	North Sumter County FL Utility Dependent District Utility Revenue	4.000%	10/1/35	2,125	2,222
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,750
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/43	1,000	1,069
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	823
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,572
	Orange County FL School Board COP Prere.	5.000%	8/1/26	6,105	6,389
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,469
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/36	750	854
[6]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,626
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/28	1,100	1,207
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,335	1,188
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	527
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,347
	Palm Beach County FL Educational Facilities Authority Revenue (Atlantic University Inc.)	5.000%	10/1/43	500	525
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	561
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/33	360	394
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,288
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,564
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,524
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	259
	Parrish Lakes FL Community Development District Revenue	5.000%	5/1/31	200	201
[5]	Pasco County FL Revenue	5.000%	7/1/30	2,500	2,775
[6]	Pasco County FL Revenue	5.500%	9/1/41	2,500	2,834
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,211
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,014
	Sarasota County FL Utility System Revenue	5.000%	10/1/40	2,500	2,671
	Sarasota County FL Utility System Revenue	5.250%	10/1/42	1,685	1,901
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,033
	South Broward FL Hospital District Revenue	3.000%	5/1/40	1,960	1,724
	South FL Water Management District COP	5.000%	10/1/32	5,190	5,335
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/30	500	527
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,199
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/42	2,500	2,473
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	936
[6]	St. Johns County FL School Board COP	5.000%	7/1/41	1,810	2,016
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,002
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,016
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	751
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Tampa Bay FL Water Regional Supply Authority Utility System Revenue	5.000%	10/1/44	1,745	1,979
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,122
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,970
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	216
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	270
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,015
	Village Community FL Development District No. 13 Florida Special Assessment Revenue	2.850%	5/1/36	940	833
[5,7]	Village Community FL Development District No.15 Florida Special Assessment Revenue	4.000%	5/1/34	1,000	1,013
[5]	Village Community FL Development District No.15 Florida Special Assessment Revenue	4.850%	5/1/38	500	525
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	910
					235,206
Georgia (1.7%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/39	1,500	1,614
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,002
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/40	1,500	1,683
	Atlanta GA Airport Revenue	5.000%	7/1/40	1,015	1,155
	Atlanta GA GO	5.000%	12/1/40	5,500	6,236
	Atlanta GA Water & Wastewater Revenue Prere.	5.000%	11/1/27	1,320	1,419
	Bartow County GA Development Authority Pollution Control Revenue PUT	3.950%	3/8/28	1,000	1,038
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	215	218
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	500	505
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/29	415	422
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/42	1,000	1,097
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,132
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	850
	Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,472
	DeKalb County GA Housing Authority Multi Family Revenue (Kensington Station Project)	4.000%	12/1/33	815	827
	DeKalb County GA Housing Authority Multi Family Revenue (Montreal Project)	4.000%	3/1/34	2,000	2,018
	DeKalb County GA Housing Authority Multi Family Revenue (Park 500 Project)	4.000%	3/1/34	2,000	2,023
	Fayette County GA Development Authority Revenue	5.000%	10/1/32	750	833
	Fayette County GA Development Authority Revenue	5.000%	10/1/39	1,000	1,101
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,617
[5]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,050	990
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/30	1,000	1,112
	Georgia GO	5.000%	2/1/26	4,280	4,428
	Georgia GO	5.000%	7/1/26	1,340	1,403
	Georgia GO	5.000%	7/1/28	1,080	1,184
	Georgia GO	5.000%	7/1/28	5,000	5,483
	Georgia GO	5.000%	7/1/31	5,000	5,419
	Georgia Ports Authority Revenue	5.000%	7/1/38	1,250	1,423
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	365
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,642
	Gwinnett County GA School District GO	5.000%	8/1/26	2,000	2,096
	Gwinnett County GA School District GO	5.000%	2/1/28	500	504
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	3/1/29	175	186
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/36	250	274
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	5,640	5,747
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/30	14,075	15,237
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/30	7,745	8,270
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/30	8,145	8,798
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/30	6,285	6,714
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/31	7,575	8,249
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/31	3,945	4,312
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/31	6,470	6,983
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/32	2,965	3,251
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	675	735
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/39	350	336
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,225	1,225
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	295	298
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	3,890	3,957
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/29	5,255	5,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	2,680	2,713
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/41	2,665	2,389
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,894
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	672
	Monroe County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,014
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,551
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/27	1,150	1,210
[9]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,551
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	1,911
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,000	1,032
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	1,130	1,214
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,722
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/38	1,000	1,105
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,287
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34	1,100	1,168
[6]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/35	500	567
[6]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/39	500	558
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	611
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	858
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	841
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/32	500	532
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/33	180	191
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/36	600	635
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/41	1,190	1,292
[5]	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/33	2,500	2,878
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	872
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/40	400	455
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/41	830	940
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/42	850	958
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/43	1,000	1,123
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/44	1,000	1,119
[5]	Savannah GA Hospital Authority Revenue (St. Joseph's/Candler Health System Inc.)	5.500%	7/1/27	1,000	1,068
	Valdosta & Lowndes County GA Hospital Authority Revenue (South Georgia Medical Center Project)	5.000%	10/1/43	2,500	2,817
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,138
					176,327
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	749
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	881
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	900	911
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/42	750	740
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/32	1,000	1,119
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/34	700	794
	Guam Power Authority Revenue	5.000%	10/1/30	2,060	2,264
	Guam Power Authority Revenue	5.000%	10/1/32	1,000	1,117
	Guam Power Authority Revenue	5.000%	10/1/35	150	166
	Guam Power Authority Revenue	5.000%	10/1/38	405	421
	Guam Power Authority Revenue	5.000%	10/1/39	270	300
	Guam Power Authority Revenue	5.000%	10/1/40	250	277
					9,739
Hawaii (0.2%)
	Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,571
	Hawaii GO	5.000%	8/1/29	595	596
	Hawaii GO	5.000%	1/1/36	4,115	4,363
	Honolulu HI City & County GO	5.000%	7/1/28	895	978
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,022
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,086
	Honolulu HI City & County Multifamily Revenue PUT	5.000%	6/1/26	245	253
[7]	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/33	895	1,019
[7]	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/36	1,725	2,006
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/42	1,100	1,045
	Maui County HI GO	2.000%	3/1/41	1,000	718
					18,657
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/41	2,000	2,257
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,703
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.000%	7/1/54	1,000	1,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Idaho State Building Authority Sales Tax Revenue	5.000%	6/1/30	1,290	1,462
[7]	Idaho State Building Authority Sales Tax Revenue	5.000%	6/1/33	1,290	1,519
					8,065
Illinois (2.9%)
	Champaign IL GO	4.000%	12/15/41	1,505	1,531
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	6.100%	4/1/36	500	530
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/39	1,000	1,108
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/41	500	540
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/43	1,000	1,107
	Chicago IL Board of Education GO	5.000%	12/1/24	700	701
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,502
	Chicago IL Board of Education GO	7.000%	12/1/26	500	518
[10]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	856
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,207
[10]	Chicago IL Board of Education GO	0.000%	12/1/29	520	426
[10]	Chicago IL Board of Education GO	0.000%	12/1/30	1,475	1,155
[6]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,331
	Chicago IL Board of Education GO	5.000%	12/1/30	500	527
[10]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,158
	Chicago IL Board of Education GO	5.500%	12/1/31	1,600	1,768
	Chicago IL Board of Education GO	5.000%	12/1/32	1,000	1,059
	Chicago IL Board of Education GO	5.000%	12/1/34	385	416
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,226
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	980
	Chicago IL Board of Education GO	5.500%	12/1/37	1,200	1,325
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	974
	Chicago IL Board of Education GO	5.500%	12/1/38	1,400	1,538
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,855
	Chicago IL Board of Education Revenue	5.000%	4/1/36	1,270	1,322
	Chicago IL GO	5.000%	1/1/26	120	120
	Chicago IL GO	5.000%	1/1/28	930	982
	Chicago IL GO	5.000%	1/1/29	1,500	1,606
	Chicago IL GO	5.000%	1/1/31	1,500	1,614
	Chicago IL GO	5.750%	1/1/34	390	407
	Chicago IL GO	4.000%	1/1/35	500	502
	Chicago IL GO	5.500%	1/1/35	1,000	1,074
	Chicago IL GO	5.250%	1/1/38	1,000	1,095
	Chicago IL GO	6.000%	1/1/38	500	522
[10]	Chicago IL GO	0.000%	1/1/39	1,600	860
	Chicago IL GO	5.500%	1/1/39	1,000	1,103
	Chicago IL GO	5.500%	1/1/40	1,000	1,099
	Chicago IL GO	5.000%	1/1/42	1,045	1,107
	Chicago IL GO	5.000%	1/1/43	1,250	1,320
	Chicago IL GO	5.000%	1/1/44	2,815	2,963
	Chicago IL GO	5.000%	1/1/45	1,460	1,532
	Chicago IL GO ETM	5.000%	1/1/28	160	173
	Chicago IL GO Prere.	5.000%	1/1/25	215	216
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,050
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/26	2,500	2,631
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,344
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,168
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,022
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,064
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	500
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,115	1,119
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,665
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,088
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,500	3,603
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	3,355	3,417
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,000	2,073
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,123
[9]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,146
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,016
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,154
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,064
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/43	1,000	990
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/43	1,410	1,566
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/48	1,500	1,643
[9]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,059
	Chicago IL Park District GO	4.000%	1/1/35	2,005	2,048
[6]	Chicago IL Revenue	5.000%	11/1/32	1,000	1,135
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,052
[10]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,200	1,281
[9]	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/38	1,000	1,154
	Chicago IL Water Revenue	5.000%	11/1/33	1,000	1,154
	Chicago IL Water Revenue	5.000%	11/1/37	1,000	1,150
	Chicago IL Water Revenue	5.000%	11/1/40	1,000	1,134
	Chicago IL Water Revenue	5.000%	11/1/41	1,000	1,129
	Chicago IL Water Revenue	5.000%	11/1/42	1,000	1,121
	Chicago IL Water Revenue	5.000%	11/1/43	1,000	1,111
	Chicago IL Water Revenue	5.000%	11/1/44	1,000	1,103
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,004
[9]	Cook County IL Community College District GO	5.000%	12/1/32	1,000	1,128
[9]	Cook County IL Community College District GO	5.000%	12/1/37	1,000	1,117
[9]	Cook County IL Community College District GO	5.000%	12/1/42	1,340	1,455
[6]	Cook County IL GO	5.000%	11/15/26	1,545	1,620
	Cook County IL GO	5.000%	11/15/30	1,635	1,709
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	1,665	1,825
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	1,000	1,102
	Cook County IL School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,000	1,030
[6]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	466
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/35	2,500	2,460
[5]	Elwood IL GO	6.250%	3/1/44	1,000	1,111
	Illinois Finance Authority Revenue	4.000%	7/1/37	2,040	2,059
	Illinois Finance Authority Revenue	4.000%	7/1/42	2,350	2,242
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	444
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/26	1,580	1,626
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/31	1,000	1,027
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,048
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,035
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,034
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/27	1,000	1,053
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,018
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/35	500	527
	Illinois Finance Authority Revenue (Lake Zurick Community Unit School District No. 95 Project)	4.000%	1/15/27	1,745	1,802
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,018
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,373
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/26	1,000	1,041
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	889
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	1,001
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/26	1,500	1,545
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/34	1,700	1,781
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/41	1,000	1,030
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,060
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/32	1,000	1,150
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,000
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/36	1,000	1,171
	Illinois GO	5.000%	10/1/24	1,470	1,470
	Illinois GO	5.000%	11/1/24	1,785	1,787
	Illinois GO	5.000%	7/1/26	1,000	1,037
	Illinois GO	5.000%	6/1/27	1,070	1,107
	Illinois GO	5.000%	7/1/27	1,000	1,059
	Illinois GO	5.000%	10/1/27	1,640	1,745
	Illinois GO	5.000%	2/1/28	1,690	1,773
	Illinois GO	5.000%	10/1/28	2,000	2,164
	Illinois GO	5.000%	11/1/28	1,050	1,115
	Illinois GO	5.000%	7/1/29	1,000	1,094
	Illinois GO	5.000%	11/1/29	1,105	1,170
	Illinois GO	5.250%	2/1/30	1,900	1,910
	Illinois GO	5.000%	5/1/30	1,000	1,106
	Illinois GO	5.000%	5/1/31	1,305	1,458
	Illinois GO	5.000%	5/1/31	1,000	1,117
	Illinois GO	5.000%	10/1/31	475	508
[7]	Illinois GO	5.000%	10/1/31	2,000	2,240
[7]	Illinois GO	5.000%	2/1/32	1,000	1,124
	Illinois GO	5.000%	5/1/32	1,500	1,690
	Illinois GO	5.000%	5/1/34	1,500	1,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.000%	11/1/34	1,250	1,273
	Illinois GO	5.000%	5/1/35	500	525
	Illinois GO	5.000%	5/1/35	2,150	2,389
	Illinois GO	4.125%	10/1/36	500	505
	Illinois GO	5.000%	5/1/37	1,085	1,196
	Illinois GO	4.000%	10/1/38	1,000	1,006
	Illinois GO	5.500%	5/1/39	500	550
	Illinois GO	5.000%	5/1/40	1,500	1,664
	Illinois GO	5.250%	5/1/40	1,110	1,228
	Illinois GO	4.000%	10/1/40	1,825	1,820
	Illinois GO	5.250%	5/1/42	2,125	2,333
	Illinois GO	5.250%	5/1/43	1,425	1,588
	Illinois GO	5.125%	10/1/43	1,000	1,088
	Illinois GO	5.000%	12/1/47	2,000	2,154
[5]	Illinois Housing Development Authority Multifamily Revenue	6.000%	10/5/40	1,000	1,063
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	3,270	3,231
	Illinois Housing Development Authority Revenue	4.500%	10/1/52	1,770	1,821
	Illinois Housing Development Authority Revenue	5.250%	10/1/52	980	1,035
[9]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,028
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,047
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,044
	Illinois Sales Tax Revenue	5.000%	6/15/43	1,675	1,832
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/29	2,075	2,200
	Illinois State Toll Highway Authority Revenue	4.000%	1/1/40	2,800	2,875
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	1,180	1,320
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	3,195	3,342
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/44	1,150	1,278
	Illinois State Toll Highway Authority Revenue	5.250%	1/1/45	2,000	2,253
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,751
	Illinois Toll Highway Authority Revenue	5.000%	1/1/34	1,200	1,230
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,270
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,500	2,533
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,365	3,678
[9]	Joliet IL GO	5.250%	12/15/39	1,500	1,681
[9]	Joliet IL GO	5.500%	12/15/42	1,000	1,125
[6]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	258
[6]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,576
[6]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	864
[6]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,102
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,270	2,380
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,868
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/36	1,000	650
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	2,075	1,234
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	754
[6,12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	355	372
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,225
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	420	328
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	930
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	2,130	1,566
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	6,790	4,896
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	3,500	2,376
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	2,830	1,723
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	1,500	1,498
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/39	1,100	1,098
[9]	Metropolitan Pier & Exposition Authority Illinois Revenue	4.000%	12/15/42	1,000	1,006
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/44	1,000	972
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	6/15/29	1,000	1,064
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	12/15/31	1,620	1,823
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,124
[9]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	511
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue ETM	5.000%	6/1/26	1,570	1,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation Authority IL Revenue	5.000%	6/1/40	1,525	1,599
	Regional Transportation Authority Illinois Revenue	5.000%	6/1/31	1,785	1,852
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,004
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	3,000	3,440
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/34	1,340	1,526
[9]	Sales Tax Securitization Corp. Illinois Revenue	4.000%	1/1/40	1,245	1,261
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/44	3,425	3,640
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/29	360	390
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/30	425	466
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/31	625	692
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/32	550	615
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,052
[9]	Southwestern Illinois Development Authority Revenue	5.500%	12/1/37	2,850	3,261
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	120
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	10
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/38	1,000	1,151
[9]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/39	3,935	3,611
	University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/44	1,000	1,130
[9]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	872
[9]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/31	1,305	1,444
					299,554
Indiana (0.5%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	448
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,168
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,524
[9]	Evansville IN Waterworks District Revenue	5.000%	7/1/39	1,000	1,106
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	839
	Indiana Finance Authority Health System Revenue (Franciscan Alliance Inc.)	4.000%	11/1/36	615	622
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/28	1,420	1,525
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/32	1,500	1,706
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,405
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	739
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	499
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/30	500	524
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,099
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,252
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,615
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,199
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,709
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	653
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,095
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	1,270	1,461
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	902
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41	250	284
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,466
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,061
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	4,697
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,563
	Indianapolis Local Public Improvement Bond Bank Revenue	5.000%	6/1/34	1,980	2,220
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,398
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/37	1,050	1,169
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	930
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	941
	Merrillville Multi School Building Corp. Revenue	5.000%	1/15/42	3,890	4,306
	Northern Indiana Commuter Transportation District Revenue	5.000%	1/1/40	1,000	1,124
	Northwest Allen IN School Building Corp. Revenue	5.000%	7/15/41	1,800	2,026
	Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/35	1,200	1,182
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,118
					48,575
Iowa (0.1%)
[9]	Davenport IA Community School District Infrastructure Sales Services & Use Tax Revenue	4.000%	6/1/42	1,850	1,881
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	3.000%	9/1/39	2,000	1,827
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,682
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	4.000%	12/1/32	1,000	1,097
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	5.000%	12/1/32	2,500	2,926
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	1,026
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/49	600	605
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,041
					15,425
Kansas (0.2%)
[6]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/42	1,500	1,633
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,027
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/42	5,115	5,187
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/43	1,475	1,493
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/30	3,650	4,145
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/28	70	76
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/28	505	547
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/31	1,000	1,127
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	359
[6]	Sedgwick County KS Unified School District No. 262 GO (Valley Center)	5.000%	9/1/36	1,230	1,365
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/39	1,500	1,688
	Wyandotte County KS Unified School District No. 500 GO Prere.	4.000%	9/1/26	4,000	4,115
					22,762
Kentucky (0.8%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	963
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	233
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,145
[10]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,173
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,650
[10]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28	2,870	2,910
[10]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,013
[9]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,068
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	3,850	3,864
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,895	1,913
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	8,880	9,041
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	7/1/30	8,070	8,681
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/30	6,660	6,837
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	2/1/32	5,480	6,090
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	8/1/32	8,450	9,240
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/27	155	166
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/28	215	235
	Kentucky State Property & Building Commission Revenue	5.000%	5/1/37	2,000	2,129
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/40	1,000	1,139
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/38	1,000	1,110
	Louisville & Jefferson County KY Metropolitan Government GO	4.000%	12/1/41	1,710	1,754
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) PUT	5.000%	10/1/29	2,180	2,376
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,240
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	3.000%	5/15/44	2,000	1,684
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	470
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	940
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,423
	University of Kentucky Revenue	4.000%	4/1/42	2,075	2,119
	University of Kentucky Revenue	4.000%	4/1/44	2,425	2,449
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/40	1,000	1,115
					77,170
Louisiana (0.4%)
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	903
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,123
	Louisiana Gasoline & Fuel Tax Revenue	3.000%	5/1/41	500	450
	Louisiana Gasoline & Fuel Tax Revenue Prere.	4.500%	5/1/25	2,000	2,017
	Louisiana GO	5.000%	2/1/27	2,000	2,119
	Louisiana GO	5.000%	2/1/28	1,500	1,627
	Louisiana Housing Corp. Multifamily Tax-Exempt Mortgage-Backed Revenue (Ridge Commons Project)	4.500%	7/1/42	1,500	1,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/32	2,315	2,423
[5]	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	4.250%	8/15/34	1,250	1,261
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/34	1,885	1,967
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/36	3,930	4,084
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/37	3,970	4,116
[9]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,426
	Louisiana Offshore Terminal Authority Deepwater Port Revenue PUT	4.200%	9/1/28	1,000	1,018
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,314
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,389
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/39	275	309
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	460	465
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/38	1,000	1,126
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/40	1,000	1,119
[6]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	935
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	712
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	1,060	1,071
	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/33	3,170	3,509
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/36	2,000	2,011
					40,044
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	480
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	645
[6]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	155
[6]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/38	500	569
[6]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/42	750	839
	Maine Health & Higher Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/39	1,000	1,156
	Maine State Housing Authority Revenue PUT	3.250%	11/15/25	2,740	2,742
	Portland ME General Airport Revenue	4.000%	1/1/39	820	827
	Portland ME General Airport Revenue	4.000%	1/1/40	1,155	1,156
					8,569
Maryland (0.5%)
	Anne Arundel County MD GO	5.000%	4/1/28	1,075	1,172
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,233
	Baltimore County MD GO	5.000%	2/1/44	1,835	2,092
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	903
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/41	1,350	973
	Maryland Community Development Administration Residential Revenue	5.000%	9/1/52	855	894
	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	62
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,365
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,608
	Maryland Economic Development Corp. Revenue	5.000%	6/1/35	1,000	1,061
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/38	1,250	1,380
	Maryland GO	4.000%	8/1/26	1,970	1,971
	Maryland GO	5.000%	8/1/26	2,110	2,210
	Maryland GO	3.250%	8/1/30	1,000	1,000
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/27	1,000	1,047
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,026
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	172
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	778
	Maryland Health & Higher Educational Facilities Authority Revenue (Frederick Health System)	5.000%	7/1/27	500	526
[4,5]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	3.690%	12/8/27	3,350	3,350
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,230
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	288
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	1,017
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/40	1,200	1,227
	Maryland State Stadium Authority Hagerstown Multi-Use Sports & Events Facility Lease Revenue	5.000%	6/1/39	1,885	2,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland State Stadium Authority Revenue	5.000%	3/1/29	1,000	1,102
	Maryland State Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,248
	Maryland State Transportation Authority Facilities Projects Revenue	5.000%	7/1/43	1,000	1,129
[3,5]	Maryland System Auxiliary Facility & Tuition Revenue VRDO	3.950%	10/1/24	6,065	6,065
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,494
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,001
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,001
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/33	1,000	1,025
	Washington Suburban Sanitary District Revenue (Montgomery & Prince George's Counties)	4.000%	6/1/43	1,105	1,141
					48,890
Massachusetts (0.9%)
	Commonwealth of Massachusetts GO	5.000%	5/1/41	1,000	1,148
	Commonwealth of Massachusetts GO	5.250%	9/1/43	2,000	2,140
	Commonwealth of Massachusetts GO	5.000%	7/1/45	3,000	3,234
	Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/27	2,635	2,753
[10]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	432
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,103
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/32	1,000	1,171
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	1,000	1,188
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	1,000	1,203
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	2,000	2,433
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	1,000	1,226
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,512
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,194
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	1,000	1,131
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	1,000	1,127
	Massachusetts Clean Water Trust Revolving Fund Refunding Revenue	5.000%	2/1/27	1,000	1,063
[14]	Massachusetts Development Finance Agency Revenue (Agawam Village Issue) PUT	5.000%	11/1/25	500	509
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/31	1,500	1,639
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/32	1,665	1,901
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/34	1,415	1,649
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,837
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,309
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,139
	Massachusetts Development Finance Agency Revenue (Green Bonds)	5.000%	11/15/32	1,625	1,938
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	2/15/36	2,000	2,247
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	543
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/38	385	399
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37	800	857
[5]	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/44	100	105
	Massachusetts Development Finance Agency Revenue (Simmons University)	5.000%	10/1/33	1,000	1,039
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	214
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,288
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	543
	Massachusetts Development Finance Agency Revenue (Wellforce Inc.)	5.000%	7/1/34	2,000	2,045
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,145
	Massachusetts GO	5.000%	9/1/28	5,530	6,085
	Massachusetts GO	5.000%	10/1/30	6,000	6,848
	Massachusetts GO	5.250%	1/1/34	2,665	2,937
	Massachusetts GO	5.000%	7/1/35	1,000	1,014
	Massachusetts GO	5.000%	9/1/38	3,500	3,745
	Massachusetts GO	5.000%	5/1/40	2,255	2,424
	Massachusetts GO	2.000%	3/1/41	1,000	743
	Massachusetts GO	5.000%	3/1/41	2,000	2,292
	Massachusetts GO	5.000%	11/1/43	2,500	2,787
	Massachusetts GO	5.000%	11/1/43	1,000	1,136
	Massachusetts GO	5.000%	11/1/43	4,500	4,706
	Massachusetts Housing Finance Agency Revenue	4.000%	12/1/27	1,000	1,013
	Massachusetts Housing Finance Agency Revenue	4.050%	12/1/28	1,000	1,023
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	621
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,350
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,030
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	907
[10]	Massachusetts SO Dedicated Tax Revenue	5.500%	1/1/26	510	528
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,068
[10]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	1,180	1,049
	Massachusetts Water Resources Authority Revenue Prere.	5.000%	8/1/26	3,000	3,146
	University of Massachusetts Building Authority Revenue	5.000%	5/1/39	2,000	2,158
					97,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan (1.2%)
[15]	Alpena MI Public Schools Unlimited Tax GO	4.250%	5/1/44	1,000	1,022
	Bloomfield Hills MI School District GO	5.000%	5/1/41	500	554
[15]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,019
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/33	2,500	2,836
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/42	1,000	1,096
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/31	500	564
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/36	1,000	1,134
	Detroit MI Unlimited Tax GO	5.000%	4/1/33	1,450	1,524
	Detroit MI Unlimited Tax GO	6.000%	5/1/43	25	29
[6]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,110
[6,15]	Fenton MI Area Public Schools Unlimited Tax GO	4.000%	5/1/41	1,315	1,358
[6]	Grand Rapids Public Schools GO	5.000%	11/1/36	1,000	1,079
[6]	Grand Rapids Public Schools GO	5.000%	5/1/38	750	865
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/37	1,000	1,162
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	1,963
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,314
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,299
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,700
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,066
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/41	2,400	2,729
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,075
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,574
[6]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,016
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,462
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	4,000	4,132
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/37	1,000	1,138
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/38	1,250	1,417
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	547
[3,5]	Great Lakes MI Water Authority Water Supply System Revenue TOB VRDO	4.200%	10/1/24	1,500	1,500
[15]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	444
	Ingham County MI Building Authority Revenue	3.000%	5/1/34	3,900	3,740
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,023
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/36	1,300	1,357
[15]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	4,373
[6]	Lansing MI GO	4.000%	6/1/39	1,000	1,038
[15]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,692
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,019
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,285
	Michigan Building Authority Revenue	5.000%	10/15/41	200	225
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,024
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	2/28/35	815	932
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	8/31/35	1,000	1,139
	Michigan Finance Authority Act 38 Facilities Senior Revenue	4.125%	2/29/44	700	695
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/29	1,000	1,104
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/31	2,000	2,267
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/36	1,000	1,124
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/37	1,000	1,119
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/31	1,000	1,050
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	1,837
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	2,785
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	658
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	759
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,260
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	885
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,022
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,836
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,157
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,092
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	1,014
	Michigan State Building Authority Revenue	5.000%	10/15/34	8,000	8,342
	Michigan State Hospital Finance Authority Revenue (Ascension Health Credit Group)	4.000%	11/15/32	1,000	1,030
	Michigan State Housing Development Authority Multifamily Revenue PUT	3.625%	4/1/27	3,875	3,929
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	3,720	3,722
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/53	840	882
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/53	1,065	1,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	4.000%	11/15/40	2,005	2,054
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	1,695	1,932
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	2,210	2,494
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/45	3,180	3,470
	Northville MI Public School GO	5.000%	5/1/39	1,025	1,135
	Northville MI Public Schools GO (Unlimited Tax)	4.000%	5/1/28	375	393
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/26	500	511
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/27	325	337
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,282
	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,126
	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,654
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,287
[15]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,078
	University of Michigan Revenue	5.000%	4/1/25	35	35
	University of Michigan Revenue	5.000%	4/1/29	20	21
	University of Michigan Revenue	5.000%	4/1/30	25	26
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,161
[6]	University of Michigan Revenue	5.000%	11/15/33	200	223
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	892
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,326
					123,742
Minnesota (0.9%)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	375
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/38	400	446
	Goodridge MN Independent School District No. 561 GO	4.000%	2/1/42	1,375	1,396
	Goodridge MN Independent School District No. 561 GO	4.000%	2/1/43	1,455	1,469
	Hennepin County MN GO	5.000%	12/15/36	1,365	1,482
	Hennepin County MN GO	5.000%	12/1/43	2,410	2,755
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/37	2,415	2,618
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/38	2,205	2,383
	Mankato MN Independent School District No. 77 GO	4.000%	2/1/42	2,000	2,035
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	463
	Minneapolis MN GO	5.000%	12/1/33	2,000	2,229
	Minneapolis MN Health Care System Revenue	4.000%	11/15/36	1,000	1,026
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/28	1,085	1,170
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/30	1,785	1,952
	Minnesota Agricultural & Economic Development Board Health Care Facilities Revenue	5.000%	1/1/42	1,165	1,301
	Minnesota GO	5.000%	8/1/29	5,000	5,606
	Minnesota GO	5.000%	8/1/29	5,605	6,284
	Minnesota GO	5.000%	9/1/30	5,000	5,702
	Minnesota GO	5.000%	8/1/31	5,000	5,779
	Minnesota GO	5.000%	8/1/33	1,440	1,565
	Minnesota GO	5.000%	10/1/33	3,235	3,459
	Minnesota GO	5.000%	8/1/35	1,000	1,106
	Minnesota GO	5.000%	10/1/37	5,000	5,315
	Minnesota GO	4.000%	8/1/41	2,000	2,111
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	604
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/40	1,000	1,011
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	1/1/55	530	606
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.500%	1/1/55	4,100	4,729
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	606	505
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/50	385	385
	Minnesota Housing Finance Agency Revenue (Housing Infrastructure)	4.000%	8/1/36	1,500	1,551
[3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	5,790	5,868
[3,4]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	4.236%	12/1/27	1,000	1,003
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/31	8,000	8,253
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,060
	Osseo MN Independent School District No. 279 GO	4.000%	2/1/38	2,000	2,082
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,184
	Rosemount MN Independent School District No. 196 GO	4.000%	2/1/41	5,000	5,163
[7]	St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/40	500	565
	West St. Paul MN Independent School District No. 197 GO (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,038
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,158
					96,792
Mississippi (0.7%)
	Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/27	1,000	986
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.750%	10/1/24	13,045	13,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.750%	10/1/24	3,400	3,400
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.900%	10/1/24	32,910	32,910
	Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,374
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,855
	Mississippi Gaming Tax Revenue	5.000%	10/15/29	1,000	1,081
	Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,580
	Mississippi GO	4.000%	10/1/36	2,185	2,219
	Mississippi GO Prere.	5.000%	11/1/25	1,000	1,025
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	892
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	679
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	282
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,056
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,015
	Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,800	2,987
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	606
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	542
					67,534
Missouri (0.7%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,837
	Clay County MO Public Schools District GO	5.000%	3/1/39	1,375	1,532
	Curators University MO System Facilities Revenue	5.000%	11/1/31	1,245	1,443
	Curators University MO System Facilities Revenue	5.000%	11/1/34	1,055	1,266
	Greene County MO Reorganized School District No. 3 GO	4.000%	3/1/39	1,100	1,143
	Jackson County MO Reorganized School District No. 7 GO (Lee's Summit)	3.000%	3/1/40	3,000	2,723
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,145
	Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/43	1,500	1,756
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,219
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,503
	Kansas City MO GO	4.000%	2/1/26	615	627
	Kansas City MO GO	4.000%	2/1/41	1,665	1,715
	Kansas City MO GO	4.000%	2/1/43	1,350	1,373
	Kansas City MO Industrial Development Authority Multifamily Revenue	4.390%	9/1/42	1,000	1,014
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,090
	Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/35	3,215	3,660
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	552
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,225
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/28	1,000	1,072
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/31	1,295	1,336
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,123
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/43	1,000	1,036
[3,5]	Missouri Health & Educational Facilities Authority Health Revenue (Mercy Health) TOB VRDO	4.200%	10/1/24	4,600	4,600
	Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.000%	7/1/40	1,000	1,028
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,128
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/34	2,400	2,498
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,502
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.500%	12/1/41	2,000	2,305
	Missouri Highway & Transportation Commission Revenue	5.000%	5/1/26	5,000	5,198
	Missouri Housing Development Commission Revenue	3.500%	11/1/50	395	395
	Missouri Housing Development Commission Revenue	5.000%	5/1/53	915	958
	Missouri Housing Development Commission Revenue	5.750%	5/1/53	185	199
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,438
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Plum Point Project)	5.000%	1/1/28	2,250	2,259
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,041
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,691
	St. Louis County Industrial Development Authority Revenue	4.910%	1/1/42	2,000	2,138
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,500	1,540
[6]	St. Louis MO Airport Revenue	5.000%	7/1/43	1,000	1,115
[5,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,187
[5,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,371
[6]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/33	1,000	722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,009
					69,712
Montana (0.1%)
	Forsyth Mont Pollution Control Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/32	1,050	1,073
	Forsyth MT Pollution Control Revenue	3.875%	7/1/28	1,000	1,027
[14]	Montana Board of Housing Multifamily Revenue PUT	5.000%	5/1/25	2,444	2,465
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	854
					5,419
Multiple States (0.6%)
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,450	1,341
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,880	1,717
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,850	1,662
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,320	1,174
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.750%	11/25/35	4,779	4,359
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	914	903
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,230	1,112
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.033%	12/25/36	4,942	5,075
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.142%	1/25/40	3,459	3,565
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.549%	8/25/40	1,991	2,107
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.683%	10/25/40	2,994	3,259
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.155%	5/25/41	1,500	1,552
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.617%	8/25/41	10,986	11,817
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.700%	4/25/42	1,999	2,189
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.083%	4/25/43	2,980	2,677
[3,5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	4.300%	10/1/24	12,900	12,900
					57,409
Nebraska (0.2%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,044
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,315	1,482
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	11/1/29	10,260	11,004
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/29	2,030	2,166
	Nebraska Public Power District Revenue	5.000%	7/1/28	1,000	1,080
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,464
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,507
[7]	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/34	375	434
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,032
	Sarpy County NE Schools District GO	5.000%	12/15/27	1,000	1,026
					23,239
Nevada (0.4%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	577
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,276
	Clark County NV Airport System Revenue	5.000%	7/1/42	1,000	1,067
	Clark County NV GO	4.000%	6/1/32	1,505	1,536
	Clark County NV GO	4.000%	7/1/32	2,190	2,242
	Clark County NV GO	4.000%	6/1/33	1,000	1,042
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,131
[6]	Clark County NV Highway Improvement Revenue	4.000%	7/1/40	1,000	1,034
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/32	1,000	1,094
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,500	1,337
[9]	Clark County NV School District GO	3.000%	6/15/34	1,000	983
[9]	Clark County NV School District GO	3.000%	6/15/37	1,000	944
	Clark County NV School District GO	3.000%	6/15/38	1,000	920
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,413
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/37	1,100	1,252
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	1,932
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,082
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,125
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,700
[3,5]	Nevada Housing Divisional Custodial Receipts Revenue TOB VRDO	4.220%	10/1/24	12,800	12,800
[5]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/37	745	767
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	264
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	269
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	268
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	268
	Reno-Tahoe NV Airport Authority Revenue	5.000%	7/1/38	500	569
	Truckee Meadows NV Water Authority Water Revenue Prere.	5.000%	7/1/26	1,510	1,574
					42,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Hampshire (0.2%)
	National Finance Authority NH Municipal Certificates Revenue	3.625%	8/20/39	1,996	1,912
	National Finance Authority NH Municipal Certificates Revenue	4.163%	10/20/41	1,099	1,095
[5]	National Finance Authority NH Revenue	4.875%	12/1/33	1,000	1,003
	National Finance Authority NH Revenue	4.125%	1/20/34	5,200	5,278
	National Finance Authority NH Revenue	3.875%	1/20/38	2,586	2,548
	National Finance Authority NH Revenue	4.250%	7/20/41	4,973	5,001
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/42	1,475	1,616
[5]	National Finance Authority NH Revenue (Tamarron Project)	5.250%	12/1/35	1,750	1,752
[5]	National Finance Authority NH Specialty Pharmacy Ltd. Obligation Revenue	5.625%	12/15/33	500	516
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/36	971	998
	New Hampshire Business Finance Authority Pollution Control Refunding Revenue	4.500%	10/1/33	1,000	1,051
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) PUT	3.300%	8/3/27	1,000	1,011
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth-Hitchcock Health)	5.000%	8/1/34	850	893
					24,674
New Jersey (1.4%)
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,382
[13]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/32	1,000	1,131
[13]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/35	1,000	1,141
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/32	3,000	2,968
[6]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/34	1,500	1,250
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/36	1,000	803
[9]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/36	1,390	1,370
[3,5]	Mercer County NJ GO TOB VRDO	4.200%	10/1/24	2,900	2,900
[9]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/35	965	946
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	4,115	4,432
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	3,000	2,972
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	260	264
	New Jersey Economic Development Authority Revenue	4.000%	7/1/34	1,105	1,094
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	513
	New Jersey Economic Development Authority Revenue	5.000%	6/15/35	2,000	2,099
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,135
[10]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	419
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/40	4,000	4,509
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/41	5,000	5,613
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	1,725	1,738
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	1,325	1,368
[10]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,083
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	1,400	1,515
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34	1,000	1,167
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	760
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	811
	New Jersey GO	2.000%	6/1/31	1,295	1,148
	New Jersey GO	2.000%	6/1/32	1,230	1,063
	New Jersey GO	2.000%	6/1/35	1,000	810
	New Jersey Health Care Facilities Financing Authority Revenue	5.000%	7/1/34	500	537
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	134
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,025
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter's University Hospitals)	5.000%	7/1/31	1,000	1,072
[7]	New Jersey State Turnpike Authority Revenue	5.000%	1/1/43	2,000	2,254
[7]	New Jersey State Turnpike Authority Revenue	5.000%	1/1/44	1,000	1,125
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,318
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,465
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	642
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,447
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	1,000	1,032
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/35	1,000	1,139
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	1,000	1,113
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	565	632
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/41	1,000	1,119
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/42	1,750	1,774
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/42	1,000	1,114
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,074
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/28	1,000	1,085
[6]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/29	1,700	1,454
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,395
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,200
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,197
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,086
[10]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/30	1,420	1,164
[10,17]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/31	265	212
[6]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/32	1,000	764
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/32	1,000	1,079
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,000	704
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,310	922
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/35	500	520
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/35	1,490	1,007
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	2,905	1,880
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	1,000	647
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/38	3,000	1,763
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,522
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,003
[11]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,875
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,651
[10]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	2,000	1,577
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	704
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/38	1,500	1,697
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	3,175	1,774
	New Jersey Turnpike Authority Revenue	5.000%	1/1/27	1,000	1,057
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	517
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31	4,245	4,460
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,068
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,101
	New Jersey Turnpike Authority Revenue	5.000%	1/1/33	1,000	1,164
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,570
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34	1,000	1,179
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,042
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,057
	New Jersey Turnpike Authority Revenue	4.000%	1/1/42	1,000	1,022
	New Jersey Turnpike Authority Revenue	5.000%	1/1/44	1,000	1,125
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	525	525
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,878
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,354
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	1,555	1,652
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,059
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	1,000	1,057
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	1,570	1,652
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,575
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,047
	Toms River NJ General Improvement Bonds GO	4.000%	6/1/39	1,760	1,839
					139,386
New Mexico (0.1%)
	Albuquerque NM GO	5.000%	7/1/26	4,035	4,211
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	919
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,425
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,225
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.900%	6/1/28	495	510
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	610	630
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	110	114
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	165	170
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/29	1,000	919
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) Prere.	5.000%	8/1/25	1,520	1,543
	New Mexico Mortgage Finance Authority Revenue	3.000%	1/1/52	865	853
[3]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	385	389
					13,908
New York (7.8%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	823
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/30	700	724
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/32	1,430	1,081
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/33	1,500	1,090
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/35	470	315
	Build NY Resource Corp. Revenue	5.000%	7/1/32	325	348
	Build NY Resource Corp. Revenue	5.000%	7/1/34	415	453
	Build NY Resource Corp. Revenue	5.000%	7/1/35	550	599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,166
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	425	462
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	204
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	245
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/37	555	551
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/41	650	616
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	532
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/35	700	741
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,631
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/35	10,000	10,485
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,570
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	544
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/42	1,000	1,026
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/32	5,820	6,036
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/35	1,095	1,180
	Long Island Power Authority NY Electric System Revenue PUT	1.500%	9/1/26	1,360	1,308
	Long Island Power Authority NY Electric System Revenue PUT	3.000%	9/1/29	1,000	986
	Metropolitan Transportation Authority NY Dedicated Tax Green Bonds	5.000%	11/15/43	1,000	1,128
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,042
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,161
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	4,070	4,504
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30	1,675	1,790
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30	1,935	2,169
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	1,680	1,763
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,662
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,634
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	2,275	2,397
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	4,915	5,168
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	1,000	1,045
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/38	2,000	2,068
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	820
[6]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,069
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,115
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	1,500	1,489
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	800	803
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	2,435	2,448
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/43	1,000	1,000
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	533
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/44	1,800	1,966
[3]	Metropolitan Transportation Authority NY Revenue VRDO	3.900%	10/1/24	4,500	4,500
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,084
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/39	2,120	2,092
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	592
	New York City NY GO	5.000%	8/1/27	1,000	1,071
	New York City NY GO	5.000%	8/1/30	1,000	1,129
	New York City NY GO	5.000%	8/1/31	1,000	1,144
	New York City NY GO	5.000%	8/1/32	1,000	1,158
	New York City NY GO	5.000%	8/1/32	1,000	1,038
	New York City NY GO	5.000%	8/1/32	1,925	2,230
	New York City NY GO	5.000%	12/1/32	1,755	1,835
	New York City NY GO	5.000%	12/1/32	1,000	1,085
	New York City NY GO	5.000%	8/1/33	1,020	1,197
	New York City NY GO	5.000%	10/1/34	1,940	2,124
	New York City NY GO	5.000%	12/1/35	1,120	1,165
	New York City NY GO	5.000%	10/1/36	3,875	4,081
	New York City NY GO	4.000%	8/1/37	2,000	2,062
	New York City NY GO	4.000%	10/1/37	6,640	6,852
	New York City NY GO	5.000%	4/1/39	1,000	1,132
	New York City NY GO	5.000%	4/1/39	2,260	2,390
	New York City NY GO	5.000%	8/1/39	1,625	1,750
	New York City NY GO	5.000%	9/1/39	5,000	5,621
	New York City NY GO	4.000%	3/1/40	1,000	1,030
	New York City NY GO	5.000%	4/1/40	3,095	3,525
	New York City NY GO	5.000%	9/1/40	1,760	2,013
	New York City NY GO	3.000%	3/1/41	1,210	1,055
	New York City NY GO	4.000%	3/1/41	1,000	1,021
	New York City NY GO	4.000%	4/1/41	2,715	2,772
	New York City NY GO	5.000%	4/1/41	3,000	3,355
	New York City NY GO	5.250%	5/1/41	1,250	1,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY GO	4.000%	4/1/42	3,000	3,036
	New York City NY GO	5.000%	9/1/42	1,955	2,211
	New York City NY GO	5.250%	10/1/42	1,000	1,128
	New York City NY GO	5.000%	4/1/43	1,000	1,122
	New York City NY GO	5.250%	4/1/43	1,000	1,130
	New York City NY GO	5.000%	3/1/44	1,000	1,116
	New York City NY GO	5.000%	4/1/44	4,540	5,070
	New York City NY GO	5.000%	8/1/44	2,430	2,697
	New York City NY GO	5.000%	8/1/45	2,500	2,764
	New York City NY GO	5.000%	8/1/47	1,000	1,079
[3]	New York City NY GO VRDO	3.750%	10/1/24	21,500	21,500
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	1,915	1,871
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,534
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	392
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	1,965	1,917
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	1,000	962
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	998
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	4.300%	11/1/28	1,000	1,037
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	1,003
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	1,003
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	12/30/27	2,000	2,016
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.625%	7/1/28	1,975	2,010
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	7/3/28	1,400	1,433
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.730%	12/29/28	1,000	1,012
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	785	713
[6]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/31	1,250	1,325
[6]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,873
[6]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,924
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,064
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,044
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	1,000	1,223
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,323
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,059
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	2,725	2,860
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,696
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	2,000	2,125
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	2,500	2,639
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	215	242
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	1,000	1,118
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	2,450	2,460
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	1,100	1,105
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.900%	10/1/24	14,860	14,860
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.900%	10/1/24	11,200	11,200
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.900%	10/1/24	30,300	30,300
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	4.050%	10/1/24	3,300	3,300
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	4.150%	10/1/24	5,800	5,800
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,759
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,034
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,077
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,752
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	5,000	5,296
	New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/35	1,525	1,648
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/36	3,250	3,474
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,780
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/43	1,000	1,053
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,354
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,109
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,109
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,500	1,689
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,000	1,126
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	1,000	1,133
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	2,445	2,506
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/32	1,800	2,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,372
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,530
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	1,000	1,169
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,452
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,767
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,595
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,023
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,604
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,625
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,778
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/35	1,000	1,167
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,653
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,260
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,032
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,764
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	8,010
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,280
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	2,740	2,897
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/40	1,485	1,571
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/40	1,000	1,136
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/41	1,000	1,130
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/41	1,000	1,174
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/41	1,000	1,130
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	2,195	2,233
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/42	1,750	1,967
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/42	1,000	1,169
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	1,500	1,502
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/43	1,425	1,598
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/44	1,000	1,113
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/44	1,000	1,160
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/28	2,610	2,866
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/29	1,000	1,119
[7]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/32	1,245	1,438
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/32	1,500	1,743
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/34	2,895	3,109
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,157
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	125
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	2,000	2,084
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,483
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/36	3,000	3,514
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	262
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/37	1,110	1,296
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	209
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	5,078
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	3,000	3,112
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	1,020	1,138
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/39	2,000	2,063
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	604
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,356
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/40	3,500	3,666
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	1,545	1,704
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	889
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/41	8,000	9,048
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	560
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	2,000	2,220
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	1,075	1,205
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/42	1,570	1,747
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/43	1,000	1,036
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/43	1,000	1,014
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/45	2,000	2,212
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/45	5,000	5,541
[3]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	4.050%	10/1/24	500	500
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,606
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	6,099
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,777
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,432
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,420
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/33	1,000	1,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	435
[9]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	2,000	1,754
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,304
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,900	1,669
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,258
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,305
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,212
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	819
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	3,050	2,478
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	348
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	2,815	2,596
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	760	896
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,183
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,162
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,482
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,738
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	763
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,585
[7]	New York Power Authority Green Revenue	5.000%	11/15/33	1,000	1,192
[6]	New York Power Authority Green Transmission Revenue	5.000%	11/15/28	1,000	1,107
[6]	New York Power Authority Green Transmission Revenue	5.000%	11/15/48	1,000	1,115
[11]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	538
[9]	New York State Dormitory Authority Revenue	5.000%	10/1/31	1,000	1,131
	New York State Dormitory Authority Revenue	5.000%	7/1/32	2,000	2,112
	New York State Dormitory Authority Revenue	5.000%	7/1/32	10,850	11,279
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	962
	New York State Dormitory Authority Revenue	5.000%	7/1/33	730	821
	New York State Dormitory Authority Revenue	5.000%	10/1/33	2,265	2,360
[6]	New York State Dormitory Authority Revenue	5.000%	10/1/37	2,500	2,817
	New York State Dormitory Authority Revenue	4.000%	5/1/40	1,260	1,248
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,010
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,006
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	1,963
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	575
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,000	1,109
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	2,000	2,095
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	1,050	1,183
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,000	2,091
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,284
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	1,130	1,290
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,016
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,895	1,939
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	8,000	8,138
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,018
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,326
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,033
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36	4,000	4,151
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	2,270	2,379
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	3,196
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	1,000	1,038
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,048
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,109
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,755
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	3,000	3,086
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	2,235	2,308
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/39	1,000	1,135
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,706
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,000	1,024
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,250	1,280
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/40	1,420	1,620
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42	3,000	3,385
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	1,120	1,129
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	2,000	2,015
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/43	1,000	1,123
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	5	5
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	10	10
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	2,035	2,050
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	3/15/25	1,085	1,095
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/30	4,000	4,503
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,549
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,866
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,444
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,077
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,597
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,296
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,500	2,636
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,178
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	2,970	3,071
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	2,000	2,161
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/44	2,000	2,177
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/46	4,560	5,079
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/47	3,500	3,884
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	1,001
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	4.000%	4/1/34	1,250	1,296
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,581
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/43	1,730	1,965
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.250%	6/15/45	2,500	2,879
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	1,550	1,285
	New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	712
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,510	1,490
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	900	888
[14]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/27	1,500	1,500
	New York State Housing Finance Agency Revenue PUT	4.500%	11/1/28	1,000	1,017
	New York State Housing Finance Agency Revenue PUT	3.450%	5/1/29	1,000	1,008
	New York State Housing Finance Agency Revenue PUT	3.600%	5/1/29	1,475	1,498
	New York State Housing Finance Agency Revenue PUT	3.800%	5/1/29	2,425	2,443
	New York State Housing Finance Agency Revenue PUT	3.450%	11/1/29	1,750	1,763
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	5,700	5,398
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	2,505	2,349
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	1,680	1,671
	New York State Thruway Authority General Revenue	5.000%	1/1/38	1,500	1,752
[9]	New York State Thruway Authority General Revenue	4.000%	1/1/39	1,000	1,016
	New York State Thruway Authority General Revenue	4.000%	1/1/41	1,000	1,010
	New York State Thruway Authority General Revenue	4.000%	1/1/42	1,000	1,006
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,155
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,152
	New York State Thruway Authority Revenue	5.000%	3/15/40	1,325	1,489
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,445
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,067
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,092
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,090
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/38	3,325	3,680
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/40	1,590	1,615
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/41	1,000	1,012
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	1,490	1,503
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	2,000	2,017
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/43	5,000	5,410
	New York State Urban Development Corp. Revenue (Personal Income Tax) ETM	5.000%	3/15/25	2,810	2,837
	New York State Urban Development Corp. Revenue (Personal Income Tax) ETM	5.000%	3/15/25	20	20
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/30	1,015	1,147
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,687
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,532
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43	225	227
	New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,400	1,393
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/33	350	374
	Port Authority of New York & New Jersey Revenue	3.000%	12/1/32	2,000	2,027
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,313
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,509
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/40	1,000	1,143
[7]	Port Authority of New York & New Jersey Revenue	5.000%	9/1/40	1,235	1,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/41	1,000	1,148
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/42	1,000	1,140
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,373
	Suffolk NY Regional Off-Track Betting Corp. Revenue	5.000%	12/1/34	500	525
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	1,946
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	3,745	3,885
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	464
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	477
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	296
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/27	5,000	5,336
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/27	1,000	1,075
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/29	2,000	2,229
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/30	2,000	2,269
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/32	1,000	1,164
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/34	1,000	1,184
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/34	8,000	9,615
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/36	1,000	639
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/40	1,000	1,121
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.250%	11/15/40	1,000	1,163
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/45	1,355	1,511
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/46	1,920	2,134
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/26	1,000	973
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/28	1,500	1,424
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	1,000	1,125
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	859
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	1,995
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,047
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,000	2,090
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/40	1,450	1,672
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	2,000	2,091
	Triborough Bridge & Tunnel Authority NY Payroll Mobility Revenue	5.000%	11/15/28	2,000	2,195
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,835	2,081
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,400	1,606
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	1,000	1,004
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/29	2,000	2,146
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/35	1,945	1,991
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/36	2,450	2,506
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/38	5,000	5,816
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/39	1,570	1,652
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/40	515	602
[5]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/36	700	734
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,086
[6]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/32	1,000	1,146
[6]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/33	1,250	1,448
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,453
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,550
[9]	Yonkers NY GO	5.000%	11/15/38	500	571
					795,995
North Carolina (0.4%)
	Charlotte NC Airport Revenue	5.000%	7/1/41	2,000	2,261
	Charlotte NC GO	4.000%	7/1/34	4,260	4,326
	Charlotte NC GO	5.000%	7/1/42	2,950	3,356
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/42	1,000	1,151
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	1,625	1,499
[6]	Fayetteville NC State University Revenue	5.000%	4/1/43	2,720	2,874
	Guilford County NC GO	5.000%	3/1/25	8,575	8,645
	Inlivian NC Multifamily Tax-Exempt Mortgage Backed Revenue	4.450%	6/1/41	1,000	1,027
	North Carolina GAN Revenue	5.000%	3/1/27	1,015	1,024
	North Carolina Housing Finance Agency Homeownership Revenue	5.500%	1/1/54	980	1,067
	North Carolina Ltd. Obligation Revenue	3.000%	5/1/33	1,000	990
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	794
[13]	North Carolina Turnpike Authority Revenue	0.000%	1/1/34	1,000	726
[6]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	32
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	2,007
	Raleigh NC Combined Enterprise System Revenue	5.000%	9/1/28	325	358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union County NC GO	5.000%	9/1/28	1,520	1,672
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	413
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,516
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,030
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	330
	Wake County NC GO	5.000%	2/1/26	1,300	1,344
	Wake County NC GO	5.000%	5/1/29	1,250	1,395
	Western California University General Revenue	3.000%	4/1/36	1,480	1,409
	Wilson NC Special Obligation Revenue	4.000%	10/1/44	1,000	1,005
					42,251
North Dakota (0.0%)
	Cass County ND Joint Water Resource District Revenue	3.450%	4/1/27	1,115	1,123
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,221
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	465
[6]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	871
[6]	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/39	475	517
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/53	970	1,044
					5,241
Ohio (1.0%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,394
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,235
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,210
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,058
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.000%	2/15/29	1,250	1,378
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	415
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/35	1,150	1,238
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/32	2,015	2,058
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	732
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	385
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	331
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	374
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/37	1,000	1,093
[6]	Columbus OH City School District GO	0.000%	12/1/29	1,000	854
	Columbus OH GO	5.000%	4/1/25	1,200	1,212
	Columbus OH GO	5.000%	4/1/30	4,500	5,093
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	1,012
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/36	1,100	1,147
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,009
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,034
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,685
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	705
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/39	715	724
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,203
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	907
	Hamilton County OH Health Care Facilities Revenue	5.000%	6/1/34	1,000	1,107
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,045
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	651
	Hamilton County OH Sewer System Revenue	5.000%	12/1/30	500	569
[3]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	400	402
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	904
	Montgomery County OH Health Care Facilities Revenue	5.000%	9/1/39	525	579
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	847
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/40	1,000	839
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	982
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	952
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,419
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,687
	North Ridgeville OH City School District GO	5.000%	12/1/40	625	669
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,420
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/27	500	512
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/27	730	743
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,707
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,167
	Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio GO	5.000%	11/1/24	1,675	1,677
	Ohio GO	5.000%	2/1/27	1,000	1,032
	Ohio GO	5.000%	5/1/33	1,010	1,087
	Ohio GO	5.000%	3/1/35	1,000	1,053
	Ohio GO	5.000%	5/1/35	770	888
	Ohio GO	5.000%	5/1/36	600	689
	Ohio GO	5.000%	3/1/38	2,000	2,096
	Ohio Higher Education GO	5.000%	5/1/30	5,015	5,077
	Ohio Housing Finance Agency Residential Mortgage Revenue	5.500%	3/1/53	960	1,029
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,062
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,422
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,399
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	960
	Ohio State Higher Educational Facility Commission Revenue	4.000%	12/1/37	1,050	1,036
	Ohio State Hospital Revenue (Cleveland Clinic Health System Obligated Group) PUT	2.750%	5/1/28	1,000	991
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/32	1,000	1,149
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/35	1,410	1,658
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	110
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	535
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/55	500	558
	Ohio Turnpike Commission Revenue	5.000%	2/15/43	2,500	2,612
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,393
	Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	1,000	457
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/42	1,100	1,258
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/44	1,000	1,134
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	1,954
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27	1,485	1,587
	Port of Greater Cincinnati Development Authority Ohio Revenue	5.000%	12/1/39	1,490	1,700
	Princeton OH City School District GO	0.000%	12/1/41	1,000	492
	Summit County OH Development Finance Authority Parking System Revenue	5.500%	12/1/43	200	219
	University of Cincinnati OH Revenue	5.000%	6/1/43	4,000	4,453
[3,5]	University of Toledo Revenue TOB VRDO	4.200%	10/1/24	4,925	4,925
					102,764
Oklahoma (0.3%)
	Grand River Dam Authority Revenue	5.000%	6/1/42	1,000	1,129
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,283
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	985	999
	Oklahoma Capitol Improvement Authority Facilities Revenue Prere.	4.000%	7/1/28	15	16
	Oklahoma City OK GO	4.000%	3/1/41	5,800	5,917
	Oklahoma City OK GO	4.000%	3/1/43	5,800	5,853
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,579
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33	1,030	1,073
	Oklahoma State Industries Authority Educational Facilities Lease Revenue	5.000%	4/1/31	1,235	1,398
	Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	472
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	1,450	1,463
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,071
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,577
	Tulsa OK Metropolitan Utility Authority Revenue	4.000%	4/1/37	750	785
[9]	University of Oklahoma Revenue	5.000%	7/1/40	700	799
[9]	University of Oklahoma Revenue	5.000%	7/1/41	865	982
[9]	University of Oklahoma Revenue	5.000%	7/1/42	865	977
[9]	University of Oklahoma Revenue	5.000%	7/1/43	920	1,035
					29,408
Oregon (0.7%)
	Clackamas County School District No. 12 North GO	0.000%	6/15/38	1,500	830
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,205
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	603
[3,5]	Medford OR Hospital Facilities Authority Revenue (Asante Projects) TOB VRDO	4.150%	10/1/24	4,700	4,700
	Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,031
	Oregon Department of Transportation Grant Anticipation Revenue	5.000%	5/15/33	500	587
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/32	2,000	2,344
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/34	5,000	5,991
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/40	1,050	1,157
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/42	5,125	5,522
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,026
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	468
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	468
	Oregon GO	5.000%	5/1/30	4,215	4,370
	Oregon GO	5.000%	5/1/36	5,000	5,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Health & Science University Revenue	4.000%	7/1/36	2,000	2,016
	Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/51	860	872
	Oregon Housing & Community Services Department Mortgage Revenue	5.500%	7/1/53	1,645	1,792
	Oregon Housing & Community Services Department Multifamily Revenue	3.930%	10/1/36	1,940	1,923
	Oregon State Business Development Commission Revenue PUT	3.800%	6/15/28	1,950	1,997
	Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/39	5,625	6,361
	Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/30	1,535	1,696
	Portland OR Tax GO (Portland Building Project)	5.000%	6/15/40	1,880	1,988
	Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,412
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	553
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	510
	Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/36	1,000	980
	Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,782
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/38	1,580	1,628
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,375
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/37	2,442	1,445
	Washington Multnomah & Yamhill Counties Hillsboro School District No. 1 GO	5.000%	6/15/35	2,400	2,539
					67,441
Pennsylvania (2.5%)
	Abington PA School District GO	4.000%	10/1/39	2,500	2,518
	Adams County PA General Authority College Revenue	5.000%	8/15/33	1,000	1,093
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,049
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/34	550	548
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,062
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,054
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,054
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	2,400	2,391
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,066
[7]	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/32	900	1,045
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	481
[7]	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/41	1,185	1,198
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	258
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	900	967
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,366
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	545
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	1,075	1,180
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/33	1,000	1,027
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,126
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/42	2,000	2,024
[9]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,028
[9]	Armstrong PA School District GO	5.000%	3/15/27	995	1,053
	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,156
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	4.000%	10/1/35	1,000	1,007
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	5.000%	10/1/37	1,105	1,197
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,791
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	782
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,445	1,616
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	3,069
[3,5]	Chester County PA Industrial Development Authority Student Housing Revenue TOB VRDO	4.400%	10/1/24	12,675	12,675
[9]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	304
[9]	Coatesville PA Area School District GO	4.250%	11/15/39	2,000	2,051
[9]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	335
[9]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	365
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	518
	Commonwealth Financing Authority Pennsylvania Tobacco Master Settlement Payment Revenue	5.000%	6/1/35	1,515	1,607
	Cumberland County PA Municipal Authority Revenue	4.000%	11/1/44	2,000	1,969
[5]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	744
	Delaware PA GO	5.000%	8/1/39	420	475
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	237
[11]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	325	356
	DuBois PA Hospital Authority Revenue (Penn Highlands Healthcare)	5.000%	7/15/31	1,455	1,508
[9,11]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	82
[9,11]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,127
[9]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	926
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/39	1,500	1,507
	Geisinger Authority PA Health System Revenue (Geisinger Health System) PUT	5.000%	2/15/27	1,000	1,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/37	3,400	3,532
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,056
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,080
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	845	873
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/37	3,000	3,100
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	205
[9]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/43	1,000	1,008
[9]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/44	1,000	1,003
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,265
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,598
[6]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,024
	Manheim Township PA School District GO	4.000%	5/1/35	550	564
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/40	1,250	1,258
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/41	2,000	2,011
	Montgomery County PA GO	5.000%	10/1/39	1,000	1,121
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,630
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	713
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/25	1,000	1,004
	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/28	2,935	3,016
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,044
[6]	Northampton County PA General Purpose Authority Hospital Revenue	4.000%	8/15/42	2,150	2,158
	Northampton County PA General Purpose Authority Revenue	5.000%	11/15/34	500	598
	Pennsylvania COP	5.000%	7/1/26	500	520
	Pennsylvania COP	5.000%	7/1/27	500	532
[6]	Pennsylvania Economic Development Financing Authority Revenue (Capitol Region Parking System)	4.125%	1/1/43	500	504
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/27	250	255
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,104
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,600
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/32	740	842
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/37	1,400	1,432
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/38	1,000	1,017
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	5/15/42	775	775
	Pennsylvania Economic Development Financing Authority Revenue (Villanova University Project)	5.000%	8/1/42	1,500	1,709
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	930
	Pennsylvania GO	5.000%	1/1/26	3,295	3,393
	Pennsylvania GO	5.000%	9/15/26	1,500	1,574
	Pennsylvania GO	5.000%	9/1/28	2,500	2,745
	Pennsylvania GO	4.000%	1/1/29	3,000	3,073
[6]	Pennsylvania GO	4.000%	8/15/30	1,000	1,010
	Pennsylvania GO	5.000%	9/1/30	2,500	2,842
	Pennsylvania GO	5.000%	9/1/31	3,000	3,457
[6]	Pennsylvania GO	4.000%	3/1/33	1,110	1,147
[6]	Pennsylvania GO	4.000%	3/1/34	1,670	1,722
	Pennsylvania GO	5.000%	10/1/35	2,500	2,883
	Pennsylvania GO	4.000%	3/1/36	1,000	1,023
	Pennsylvania GO	3.000%	5/15/36	1,000	942
	Pennsylvania GO	4.000%	3/1/37	1,000	1,020
[9]	Pennsylvania GO	4.000%	3/1/37	1,000	1,029
	Pennsylvania GO	2.000%	5/15/38	1,390	1,072
	Pennsylvania GO	2.000%	5/15/39	1,000	738
	Pennsylvania GO	2.000%	5/15/40	1,540	1,091
	Pennsylvania GO	2.000%	5/15/41	1,430	991
	Pennsylvania GO	4.000%	9/1/41	1,500	1,545
	Pennsylvania GO	4.000%	9/1/42	1,500	1,534
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/35	1,900	1,988
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/37	2,205	2,226
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,197
	Pennsylvania Housing Finance Agency Revenue	5.125%	10/1/41	1,500	1,607
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/52	1,120	1,143
	Pennsylvania Housing Finance Agency Revenue	5.500%	10/1/53	2,105	2,256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/53	965	1,038
	Pennsylvania Housing Finance Agency Revenue	6.250%	10/1/53	2,050	2,270
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.000%	10/1/54	500	555
	Pennsylvania State University Revenue	5.000%	9/1/44	1,255	1,342
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,058
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,051
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	660
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	1,737
[6]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,702
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	790
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,338
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,128
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,574
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,373
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,329
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,760	2,045
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,149
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,544
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	1,000	1,061
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	1,060	1,208
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,090
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,672
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,060	1,194
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	1,000	1,139
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	1,000	1,134
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/43	1,000	1,009
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,000	1,058
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	2,015	2,275
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,653
	Philadelphia PA Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/32	1,000	1,069
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/35	2,000	2,018
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	920	915
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	1,016
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,010
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,032
	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph's University)	4.000%	11/1/35	1,200	1,226
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,660
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,047
	Philadelphia PA Gas Works Revenue	5.000%	8/1/32	645	736
	Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,175	1,354
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,362
	Philadelphia PA Gas Works Revenue	5.000%	8/1/39	1,000	1,133
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,008
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,645
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34	1,000	1,019
[6]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/37	1,000	1,091
[6]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	4.000%	7/1/39	1,000	1,020
	Philadelphia PA Redevelopment Authority Revenue	5.000%	9/1/42	1,000	1,088
	Philadelphia PA School District GO	5.000%	9/1/31	940	955
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	1,000	1,056
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/36	1,700	1,790
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/38	1,500	1,686
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/40	2,000	2,219
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/45	1,000	1,073
[6]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/30	1,000	1,105
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking Revenue	5.000%	12/15/33	1,465	1,539
	Pittsburgh PA GO	5.000%	9/1/39	450	506
	Pittsburgh PA GO	5.000%	9/1/42	500	554
[6]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,097
[6]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,188
[6]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,889
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	808
	School District of Philadelphia GO	5.000%	9/1/30	1,000	1,104
	School District of Philadelphia GO	5.000%	9/1/30	1,465	1,615
	School District of Philadelphia GO	5.000%	9/1/31	1,115	1,241
	School District of Philadelphia GO	5.250%	9/1/39	2,000	2,293
[6]	Scranton PA GO	5.000%	11/15/29	625	682
	Seneca Valley PA School District GO	3.000%	4/1/34	2,125	2,102
[18]	Shaler PA Area School District GO	0.000%	9/1/31	1,195	930
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,182
[9]	State Public School Building Authority PA College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,099
[6]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,712
[6]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	1,105	1,147
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	5.000%	2/15/29	1,000	1,107
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	1,000	859
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,232
					252,136
Puerto Rico (0.7%)
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/29	250	263
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/30	1,565	1,657
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	1,810	1,917
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	1,775	1,889
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/35	1,555	1,632
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	450	475
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	250	266
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/42	575	551
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/42	520	499
	Puerto Rico Commonwealth GO	4.000%	7/1/37	371	368
	Puerto Rico Commonwealth GO	0.000%	11/1/43	1,154	743
	Puerto Rico Commonwealth GO	0.000%	11/1/51	6,138	4,013
	Puerto Rico GO	5.375%	7/1/25	2,595	2,611
	Puerto Rico GO	5.625%	7/1/27	5,975	6,238
	Puerto Rico GO	5.625%	7/1/29	6,627	7,156
	Puerto Rico GO	5.750%	7/1/31	3,685	4,097
	Puerto Rico GO	0.000%	7/1/33	3,613	2,453
	Puerto Rico GO	4.000%	7/1/33	7,331	7,337
	Puerto Rico GO	4.000%	7/1/35	2,561	2,555
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,060
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	233
[6,13]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,057
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,046	946
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,898	1,589
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	992	765
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33	3,811	2,696
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	15,508	15,476
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	2,786	2,780
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,573
					74,895
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	1,962
[13]	Providence RI Public Building Authority Revenue	5.000%	9/15/33	1,000	1,138
[6]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/36	1,365	1,459
[6]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/37	2,590	2,755
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	513
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/34	500	582
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/37	1,000	1,118
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/49	590	592
					10,119
South Carolina (0.5%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	272
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/30	400	454
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/35	825	932
	Florence County SC Public Facilities Corp. Installment Purchase Revenue	5.000%	6/1/28	1,000	1,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,660
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	258
	Greenville SC Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.910%	7/1/43	1,000	1,079
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,019
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,536
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,032
	Orangeburg County School District Revenue	5.000%	6/1/41	1,810	1,938
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	3/1/31	5,290	5,817
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	8/1/31	1,625	1,764
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	848
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,593
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	4,000	4,127
	Richland County SC School District No.2 GO	5.000%	3/1/26	4,185	4,334
	Scago Public Facilities Corp. for Georgetown County Revenue	5.000%	6/1/35	1,000	1,143
[3,5]	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) TOB VRDO	4.090%	10/1/24	500	500
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,570
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/31	1,700	1,931
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/40	1,165	1,341
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/43	1,175	1,334
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.500%	11/1/45	1,110	1,277
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/35	1,000	1,132
	South Carolina Jobs-Economic Development Authority Retirement Community Revenue	5.250%	11/15/28	500	503
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/37	1,000	1,124
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,142
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	1,035
	South Carolina Public Service Authority Revenue	5.250%	12/1/34	1,500	1,730
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	2,500	2,531
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,000	1,016
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,220	1,241
	South Carolina Public Service Authority Revenue	5.000%	12/1/43	1,000	1,102
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,394
[6]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	557
[9]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,023
					55,379
South Dakota (0.1%)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,480
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,058
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,148
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health)	4.000%	9/1/36	2,500	2,515
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/51	825	815
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/52	1,350	1,331
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/54	180	195
	South Dakota State Building Authority Revenue	5.000%	6/1/37	1,000	1,049
					13,591
Tennessee (0.8%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,018
	Chattanooga TN Health Educational & Housing Facility Board System Revenue	5.250%	12/1/44	1,000	1,119
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,037
	Cleveland TN Health & Educational Facilities Board Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/42	1,140	1,274
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,676
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/35	1,000	1,051
	Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	3,774
	Knox County TN GO	3.000%	6/1/37	3,580	3,405
	Knox County TN GO	4.000%	6/1/38	3,645	3,771
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,033
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	952
	Memphis TN GO	4.000%	6/1/31	1,000	1,013
	Memphis TN GO	5.000%	4/1/41	1,120	1,255
	Memphis TN GO	5.000%	4/1/41	1,185	1,328
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memphis-Shelby County TN Industrial Development Board Revenue	5.000%	11/1/27	1,000	1,048
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/37	840	881
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/37	600	704
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/38	750	876
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/36	1,525	1,610
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	1,450	1,472
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	216
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	5/1/39	750	829
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	1,000	1,079
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	280	312
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	3.000%	7/1/39	3,500	3,191
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/39	1,430	1,550
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/40	860	961
[19]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	282
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care)	5.250%	9/1/34	1,910	2,189
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care) PUT	5.000%	9/1/29	1,000	1,080
[3,5]	Sullivan County Health Educational & Housing Facilities Revenue TOB VRDO	4.040%	10/1/24	380	380
[3]	Tennergy Corp. TN Gas Revenue	5.000%	2/1/50	5,340	5,340
	Tennergy Corp. TN Gas Revenue PUT	5.000%	12/1/29	11,485	12,383
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/30	3,135	3,420
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	917
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,066
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,221
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	520	523
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/28	5,240	5,517
	Tennessee GO	4.000%	8/1/28	4,850	4,898
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	1,020	1,028
	Tennessee Housing Development Agency Residential Finance Program Revenue	5.750%	1/1/54	975	1,054
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	10
	Williamson County TN Industrial Development Board Multifamily housing Revenue PUT	5.000%	5/1/27	510	531
					80,825
Texas (7.7%)
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/28	1,000	1,084
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,304
[20]	Aldine TX Independent School District GO	4.000%	2/15/34	1,350	1,380
[7,20]	Aldine TX Independent School District GO	5.000%	2/15/38	1,225	1,414
	Allen TX GO	5.000%	8/15/39	1,250	1,427
[20]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,070
[20]	Andrews Independent School District GO	5.000%	2/15/28	1,025	1,109
[20]	Angleton TX Independent School District Unlimited Tax Bonds GO	4.000%	2/15/44	1,000	1,013
[20]	Arlington Independent School District GO	5.000%	2/15/25	1,255	1,264
[20]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	621
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	328
[9]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,231
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,555
	Austin TX Affordable PFC Inc. Multifamily Housing Revenue (Eagle's Landing Family Apartments)	4.500%	3/1/43	1,000	1,027
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,179
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,305
	Austin TX Community College District GO	4.000%	8/1/30	1,845	1,885
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,018
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/44	1,000	1,063
	Austin TX Independent School District GO	5.000%	8/1/28	1,000	1,095
[20]	Austin TX Independent School District GO	5.000%	8/1/40	1,040	1,170
[20]	Austin TX Independent School District GO	5.000%	8/1/41	2,265	2,537
[20]	Austin TX Independent School District GO	5.000%	8/1/42	1,810	2,020
[20]	Austin TX Independent School District GO	4.000%	8/1/43	3,750	3,832
[20]	Austin TX Independent School District GO	4.000%	8/1/44	1,610	1,639
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	4,995	5,223
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/36	1,000	1,153
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,038
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/38	1,675	1,912

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/42	2,500	2,814
[20]	Barbers Hill Independent School District GO	4.000%	2/15/41	1,690	1,757
[20]	Bastrop Independent School District GO	5.000%	2/15/42	4,115	4,575
	Bexar County TX GO	4.000%	6/15/36	3,070	3,138
[20]	Birdville Independent School District GO	5.000%	2/15/43	2,500	2,769
[20]	Boerne TX Independent School District GO PUT	4.000%	2/1/28	1,170	1,213
[20]	Bonham Independent School District GO	5.000%	2/15/42	1,325	1,476
[20]	Brock TX Independent School District GO	5.000%	8/15/39	1,000	1,120
[20]	Canutillo TX Independent School District GO	5.000%	2/15/41	650	734
[20]	Canutillo TX Independent School District GO	5.000%	2/15/42	800	898
[20]	Canutillo TX Independent School District GO	5.000%	2/15/43	835	931
[20]	Canutillo TX Independent School District GO	5.000%	2/15/44	500	556
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/29	1,285	1,420
[20]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/39	1,000	940
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/40	2,170	2,449
[10]	Cedar Hill TX Independent School District GO	0.000%	8/15/26	1,000	945
	Celina TX Tax & Waterworks & Sewer System GO	5.000%	9/1/37	500	566
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	99
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	880	845
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,144
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	1,957
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/35	1,000	1,039
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,138
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/39	3,000	3,059
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	404
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	878
[20]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	951
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	1,020	1,118
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	683
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	1,500	1,519
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	735
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/44	1,705	1,701
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,614
	Collin County TX GO	5.000%	2/15/27	3,900	4,130
	Collin County TX GO	5.000%	2/15/28	1,450	1,570
[20]	Comal TX Independent School District GO	3.000%	2/1/41	1,000	898
[20]	Community TX Independent School District Bonds GO	5.000%	2/15/38	1,370	1,514
	Conroe TX GO	5.000%	11/15/41	410	455
[20]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	2.500%	2/15/38	3,000	2,552
[20]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/43	3,000	3,362
[20]	Conroe TX Independent School District Unlimited Tax Refunding Bonds GO	5.000%	2/15/27	560	593
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	290
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/31	300	341
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/34	725	833
	Corpus Christi TX Utility System Revenue	5.000%	7/15/32	500	508
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/28	1,000	1,082
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/29	2,000	2,208
[20]	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/34	1,000	1,008
[7,20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/34	1,240	1,457
	Dallas County TX Hospital District GO	4.000%	8/15/33	2,000	2,037
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,284
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	1,670	1,715
	Dallas TX GO	4.000%	2/15/39	6,250	6,439
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	1,013
	Dallas TX Housing Finance Corp. Multifamily Revenue (Mondello Apartments) PUT	5.000%	8/1/26	120	124
[20]	Dallas TX Independent School District GO	5.000%	2/15/28	1,985	2,151
	Dallas TX Waterworks & Sewer System Revenue	3.000%	10/1/37	2,145	2,079
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	1,125	1,314
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,040
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	2,060	2,420
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	1,000	1,139
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/40	1,750	1,989
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	1,360	1,531
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	1,395	1,561
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/44	1,160	1,293
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/45	1,085	1,079
[20]	Denison TX Independent School District GO	5.000%	8/1/26	1,600	1,671
	Denton County TX Housing Finance Corp. Multifamily Housing Revenue PUT	5.000%	2/1/25	750	754
	Denton TX GO	4.000%	2/15/42	160	161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denton TX GO	4.000%	2/15/44	3,000	2,987
[20]	Denton TX Independent School District GO	5.000%	8/15/41	1,000	1,127
[20]	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/40	1,125	1,276
[20]	Eagle Mountain & Saginaw TX Independent School District GO PUT	4.000%	8/1/27	500	516
[20]	Eagle Pass TX Independent School District GO	4.000%	8/15/33	1,185	1,210
[13]	El Paso County TX Hospital District GO	5.000%	8/15/33	700	795
[13]	El Paso County TX Hospital District GO	5.000%	8/15/39	1,000	1,123
	El Paso TX GO	5.000%	8/15/27	1,000	1,038
	El Paso TX GO	4.000%	8/15/34	1,000	1,031
	El Paso TX GO	3.000%	8/15/37	765	720
[20]	El Paso TX Independent School District GO	5.000%	8/15/42	1,250	1,286
	El Paso TX Municipal Drain Utilities System Revenue	4.000%	3/1/43	1,670	1,693
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/36	7,000	7,653
[5]	Fate TX Special assessment Bonds Improvement Revenue	4.500%	8/15/31	500	501
[9]	Forney TX Independent School District GO	0.000%	8/15/42	1,000	461
[9]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/35	435	411
	Fort Bend County TX Unlimited Tax Road GO	4.000%	3/1/33	1,000	1,017
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/34	1,650	1,698
[20]	Fort Bend TX Independent School District GO	5.000%	8/15/38	1,980	2,269
	Fort Worth TX GO	4.000%	3/1/41	2,445	2,470
	Fort Worth TX GO	4.000%	3/1/43	2,445	2,453
[20]	Frisco TX Independent School District GO	0.000%	8/15/26	3,620	3,441
[20]	Frisco TX Independent School District GO	3.000%	2/15/37	2,500	2,423
	Frisco TX Refunding & Improvement GO	4.000%	2/15/40	1,000	1,029
[20]	Galveston TX Independent School District GO	5.000%	2/1/36	1,500	1,646
	Galveston TX Wharves & Term Revenue	5.000%	8/1/39	600	664
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	735
	Garland TX GO	5.000%	2/15/40	1,325	1,495
[20]	Garland TX Independent School District GO	5.000%	2/15/41	1,500	1,679
	Garland TX Water & Sewer System Revenue	5.000%	3/1/38	1,140	1,208
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	3.000%	8/15/39	3,000	2,763
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/42	1,610	1,809
[9]	Georgetown TX Utility System Revenue	5.000%	8/15/27	635	678
[9]	Georgetown TX Utility System Revenue	5.000%	8/15/39	1,655	1,865
[9]	Georgetown TX Utility System Revenue	5.000%	8/15/40	2,320	2,573
[20]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/39	1,000	1,121
[20]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/26	400	384
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.050%	10/1/30	1,550	1,694
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/35	1,000	1,066
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/43	2,580	2,697
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	4/1/28	1,400	1,500
	Grand Prairie TX Combination Tax GO	4.000%	2/15/35	1,245	1,269
[20]	Granger TX Independent School District GO	5.000%	2/15/42	4,885	5,271
[6]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/37	1,000	1,127
[9]	Greenville TX Electric Utility System Revenue	5.000%	2/15/32	2,880	3,294
[20]	Greenwood TX Independent School District GO	4.000%	2/15/40	9,050	9,289
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	200
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	140
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	129
	Gulf Coast Industrial Development Authority TX Revenue (ExxonMobil Project) VRDO	4.050%	10/1/24	10,300	10,300
	Harris County Flood Control District GO	4.000%	9/15/41	1,000	1,022
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/31	1,000	1,137
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/34	1,100	1,291
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	912
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,064
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,386
	Harris County TX Flood Control Improvement GO	4.000%	9/15/42	3,500	3,557
	Harris County TX GO	5.000%	9/15/29	2,000	2,237
	Harris County TX GO	5.000%	10/1/36	1,200	1,221
	Harris County TX GO	5.000%	10/1/40	2,470	2,504
	Harris County TX GO	4.000%	9/15/41	1,740	1,780
	Harris County TX Industrial Development Corp. Marine Terminal Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	4,495	4,621
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/40	1,500	1,704
	Harris County TX Toll Road First Lien Revenue	4.000%	8/15/43	1,035	1,040
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/44	1,275	1,421
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,741
[10]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/31	2,500	1,908
[10]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/28	2,950	2,591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hidalgo County TX Drain District No. 1 GO	4.125%	9/1/39	500	522
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	889
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	853
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	383
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,208
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,825
	Houston TX GO	5.000%	3/1/27	1,000	1,060
	Houston TX GO	4.000%	3/1/35	1,500	1,516
	Houston TX GO	5.250%	3/1/41	1,000	1,130
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	485
[14]	Houston TX Housing Finance Corp. Revenue PUT	4.000%	10/1/24	1,000	1,000
	Houston TX Public Improvement Refunding GO	5.000%	3/1/26	500	517
	Houston TX Public Improvement Refunding GO	5.000%	3/1/39	1,245	1,411
	Houston TX Public Improvement Refunding GO	5.000%	3/1/40	1,500	1,687
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/36	1,010	960
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,421
	Houston TX Utility System Revenue	5.000%	11/15/26	400	421
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,002
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	1,028
	Houston TX Utility System Revenue	5.000%	11/15/43	2,885	3,033
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/42	2,615	2,694
	Irving TX GO	5.000%	9/15/27	1,425	1,530
[20]	Jacksboro TX Independent School District GO	5.000%	2/15/37	2,550	2,937
[20]	Katy TX Independent School District GO	5.000%	2/15/28	2,355	2,547
[20]	Katy TX Independent School District GO	4.000%	2/15/42	1,020	1,044
[20]	Katy TX Independent School District GO	5.000%	2/15/44	1,315	1,453
[20]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,246
	Laguna-Madre Water District GO	4.000%	3/1/42	3,205	3,224
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	449
	Lake Worth TX Combination TAX GO	4.000%	8/15/43	1,775	1,798
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/41	1,000	1,117
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/43	1,000	1,108
	Laredo TX Combination Tax GO	5.000%	2/15/36	1,000	1,138
	Laredo TX Combination Tax GO	4.125%	2/15/41	1,000	1,033
[9]	Laredo TX Community College District Revenue	4.000%	8/1/34	1,820	1,833
	Lewisville TX GO	5.000%	2/15/27	3,140	3,313
[20]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/41	2,635	2,908
[20]	Llano TX Independent School District GO	5.000%	2/15/29	1,500	1,657
	Lone Star College System TX GO	5.000%	2/15/28	5,500	5,676
	Lone Star College System TX GO	5.000%	2/15/29	1,555	1,601
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/42	1,000	1,102
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/28	2,000	2,106
[6]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/39	1,250	1,389
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/41	3,095	3,359
[6]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/43	1,600	1,619
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/44	1,000	1,027
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,213
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,001
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,197
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,189
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/41	1,000	1,113
[6]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/38	1,750	1,956
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,685	1,711
	Lubbock TX GO	4.000%	2/15/42	1,490	1,525
	Manor TX Combination Tax GO	5.000%	8/15/41	1,280	1,441
	Manor TX Combination Tax GO	5.000%	8/15/42	1,200	1,343
	Massachusetts Development Finance Agency Revenue (Merrimack College)	4.530%	2/1/44	1,000	1,025
	McKinney TX GO	3.750%	8/15/36	1,090	1,122
	McKinney TX GO	3.875%	8/15/38	880	900
	McKinney TX GO	4.000%	8/15/43	1,000	1,015
[20]	McKinney TX Independent School District GO	5.000%	2/15/31	3,475	3,500
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/31	400	454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/41	700	775
[8]	Mesquite TX Health Facilities Development Corp. Retirement Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	74	1
	Midland County TX GO	4.000%	2/15/41	3,010	3,105
[20]	Midland TX Independent School District GO	4.000%	2/15/40	1,000	1,028
[20]	Midland TX Independent School District GO	4.000%	2/15/42	2,145	2,185
[20]	Midland TX Independent School District GO	4.000%	2/15/44	3,000	3,031
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/35	5,730	6,114
[20]	Montgomery TX Independent School District GO	5.000%	2/15/28	2,140	2,157
[20]	New Caney TX Independent School District GO	5.000%	2/15/34	1,315	1,550
[20]	New Caney TX Independent School District GO PUT	4.000%	8/15/27	500	516
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,082
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,021
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	888
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Windhaven Project)	4.500%	10/1/26	500	500
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	242
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,448
[9]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	718
[9]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	555
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,536
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/27	6,335	6,771
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/30	1,000	852
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/31	1,000	820
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/32	3,055	2,415
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/33	1,000	763
[7]	North Texas Tollway Authority Revenue	5.000%	1/1/33	1,290	1,487
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/34	1,500	1,104
[7]	North Texas Tollway Authority Revenue	5.000%	1/1/34	1,125	1,317
[7]	North Texas Tollway Authority Revenue	5.000%	1/1/34	1,290	1,502
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/35	1,500	1,063
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/36	1,000	681
[7]	North Texas Tollway Authority Revenue	5.250%	1/1/42	1,110	1,270
	North Texas Tollway Authority Revenue	5.000%	1/1/43	1,625	1,693
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,000	1,030
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,075	1,135
[13]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	909
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,250
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,004
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	1,827
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,200	1,375
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,505
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,736
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,064
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,025
[6]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,532
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,041
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,272
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,059
	North Texas Tollway Authority System Revenue	5.000%	1/1/39	1,000	1,112
	North Texas Tollway Authority System Revenue	4.125%	1/1/40	1,000	1,032
	North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,000	1,106
	North Texas Tollway Authority System Revenue	5.000%	1/1/41	1,000	1,114
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/31	1,250	646
[20]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,321
[20]	Northside TX Independent School District GO	5.000%	8/15/41	1,575	1,782
[20]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	984
[20]	Northside TX Independent School District GO PUT	3.000%	8/1/26	2,845	2,845
[20]	Northside TX Independent School District GO PUT	2.000%	6/1/27	2,000	1,939
[20]	Northwest Independent School District Texas GO	5.000%	2/15/41	1,200	1,331
[20]	Northwest Independent School District Texas GO	4.000%	2/15/43	1,450	1,472
	Odessa TX Combination Tax GO	3.000%	3/1/38	1,255	1,134
[20]	Palestine Independent School District GO	5.000%	2/15/29	1,860	1,917
[20]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,127
	Pasadena TX GO	4.000%	2/15/28	1,000	1,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pearland TX GO	4.000%	3/1/32	1,095	1,114
	Pearland TX GO	4.000%	3/1/33	910	924
[9]	Pearland TX GO	5.000%	9/1/33	510	598
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	245
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	347
	Pflugerville TX Combination Tax GO	4.000%	8/1/40	1,280	1,310
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,265
[20]	Plano Independent School District GO	4.000%	2/15/34	5,620	5,677
	Plano TX GO	5.000%	9/1/26	1,185	1,241
	Plano TX GO	5.000%	9/1/28	1,305	1,428
	Plano TX GO	3.200%	9/1/34	1,410	1,410
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/28	1,350	1,477
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/42	1,000	1,114
[20]	Prosper TX Independent School District GO	3.000%	2/15/40	3,940	3,585
[20]	Rankin TX Independent School District GO	5.000%	2/15/33	865	902
[20]	Richardson Independent School District GO	5.000%	2/15/36	1,590	1,812
[20]	Richardson Independent School District GO	5.000%	2/15/37	1,850	2,098
[20]	Richardson Independent School District GO	5.000%	2/15/39	4,500	5,060
	Richardson TX GO	4.000%	2/15/42	1,860	1,888
	San Angelo TX Combination Tax Ltd. Surplus GO	4.000%	2/15/42	2,000	2,019
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	536
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,040
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,500	2,792
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	865	860
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/32	1,000	1,148
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,268
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,044
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/39	1,000	1,147
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/41	1,000	1,129
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/42	1,250	1,410
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/43	1,000	1,015
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/43	1,265	1,420
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/44	1,120	1,248
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/46	1,500	1,607
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	141
	San Antonio TX Electric & Gas Systems Revenue PUT	3.650%	12/1/26	1,000	1,005
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	949
	San Antonio TX Housing Trust Public Facility Corp. Revenue (Sageland Flats Apartments)	4.550%	3/1/43	1,000	1,027
[20]	San Antonio TX Independent School District GO	5.000%	8/1/25	1,130	1,151
[20]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,320
[20]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,531
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/35	3,000	3,410
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/37	3,000	3,378
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,224
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,041
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,751
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,525
[20]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/37	1,755	1,972
[20]	Sherman TX Independent School District GO	5.000%	2/15/28	270	291
	Smith County TX GO	5.000%	8/15/43	3,000	3,287
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,370
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	5.000%	10/1/36	1,250	1,454
[20]	Southwest TX Independent School District GO	3.000%	2/1/36	1,250	1,215
[20]	Spring TX Independent School District GO	5.000%	2/1/28	1,690	1,825
[20]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,016
[20]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,422
[20]	Spring TX Independent School District GO	4.000%	2/1/43	3,070	3,126
	Sugar Land TX GO	5.000%	2/15/26	510	526
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	5/15/26	1,000	1,028
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	11/15/30	2,265	2,508
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/32	2,180	2,453
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/29	1,000	1,096
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/32	3,000	3,396
[3,5]	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health) TOB VRDO	4.170%	10/1/24	4,200	4,200
	Tarrant County TX GO	5.000%	7/15/33	600	685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County TX GO	4.000%	7/15/41	1,000	1,022
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments)	4.600%	3/1/43	1,000	1,033
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments) PUT	5.000%	9/1/27	110	116
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/26	2,680	2,799
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/53	945	1,023
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/52	955	1,030
	Texas GO	5.000%	10/1/36	1,225	1,247
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/24	580	581
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/26	85	88
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/28	2,475	2,627
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/29	4,235	4,544
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	960	1,037
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	1,390	1,511
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue	5.500%	1/1/34	1,895	2,174
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/30	10,575	11,515
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/34	5,125	5,828
[6]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	942
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,185	3,312
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,160	2,240
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,045	1,072
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	2,020
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,221
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	1,015
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,086
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	2,000	2,157
[9]	Texas Public Finance Authority Revenue	5.250%	5/1/37	500	562
[11]	Texas State Turnpike Authority Central System Revenue	0.000%	8/15/28	1,800	1,594
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,701
	Texas State Water Financial Assistance GO	5.000%	8/1/29	3,695	3,929
	Texas Transportation Commission GO	5.000%	4/1/29	2,430	2,696
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,533
[7]	Texas Transportation Commission GO	5.000%	10/1/31	675	778
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,060
[7]	Texas Transportation Commission GO	5.000%	10/1/32	1,110	1,297
	Texas Transportation Commission GO	5.000%	10/1/36	4,900	5,148
	Texas Transportation Commission GO	5.000%	4/1/40	1,000	1,136
	Texas Transportation Commission GO	5.000%	4/1/41	1,120	1,265
[7]	Texas Transportation Commission GO	5.000%	10/1/42	1,290	1,475
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,501
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,799
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	526
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	1,490	1,717
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	2,165	2,519
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/35	2,000	2,321
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/35	3,470	4,015
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/36	2,000	2,307
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,463
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,000	1,085
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,000	1,126
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/40	1,000	1,119
	Texas Transportation Commission Turnpike System Revenue PUT	5.000%	8/15/30	1,095	1,176
	Texas Water Development Board Revenue	5.000%	10/15/28	1,500	1,649
	Texas Water Development Board Revenue	5.000%	10/15/31	5,795	5,909
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,166
[7]	Texas Water Development Board Revenue	5.000%	10/15/33	2,210	2,596
	Texas Water Development Board Revenue	4.000%	10/15/34	1,305	1,351
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	2,961
[7]	Texas Water Development Board Revenue	5.000%	10/15/35	1,350	1,589
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	5,233
[7]	Texas Water Development Board Revenue	5.000%	10/15/40	1,270	1,466
	Texas Water Development Board Revenue	4.700%	10/15/41	2,000	2,168
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/32	2,070	2,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/33	2,000	2,030
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/34	2,500	2,609
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/36	2,250	2,450
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	3,045	2,803
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/43	3,535	3,712
	Tomball TX Combination Tax GO	4.500%	2/15/42	1,290	1,341
[20]	Tomball TX Independent School District Unlimited Tax Building Bonds GO	3.875%	2/15/43	1,000	1,005
	Travis TX GO	5.000%	3/1/27	1,545	1,595
	Trinity River Authority of Texas Denton Creek Regional Wastewater Treatment System Revenue	5.000%	2/1/27	2,645	2,794
	Trinity River Authority of Texas Red Oak Creek System Revenue	4.000%	2/1/30	1,635	1,729
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,043
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	267
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,315
	Trinity River Authority Revenue (Tarrant County Water Project)	5.000%	2/1/37	625	709
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/29	1,190	1,324
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,158
	University of Houston Texas Revenue	3.000%	2/15/31	3,090	3,084
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,864
	University of Houston Texas Revenue	5.000%	2/15/33	1,500	1,539
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,613
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,134
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,328
	University of Texas Financing System Bonds Revenue	2.000%	8/15/36	750	602
	University of Texas Financing System Bonds Revenue	5.000%	8/15/40	2,625	3,182
[7]	University of Texas Financing System Revenue	5.000%	8/15/32	770	895
[7]	University of Texas Financing System Revenue	5.000%	8/15/35	2,650	3,182
[7]	University of Texas Financing System Revenue	5.000%	8/15/38	490	570
	University of Texas Financing System Revenue	5.000%	3/15/39	1,205	1,369
[7]	University of Texas Financing System Revenue	5.000%	8/15/39	880	1,018
	University of Texas Financing System Revenue	5.000%	3/15/42	1,500	1,677
	University of Texas Financing System Revenue	5.000%	3/15/44	1,000	1,107
	University of Texas Permanent University Fund Revenue	5.000%	7/1/34	1,295	1,539
	University of Texas Permanent University Fund Revenue	5.000%	7/1/40	3,200	3,615
	Waco TX Combination Tax GO	5.000%	2/1/32	825	948
	Waco TX Combination Tax GO	5.000%	2/1/33	1,000	1,161
	Waco TX Combination Tax GO	5.000%	2/1/43	2,000	2,217
[20]	Waco TX Independent School District GO	4.000%	8/15/42	915	920
[20]	Waxahachie TX Independent School District GO	5.000%	2/15/33	1,000	1,165
[20]	Weslaco TX Independent School District GO	5.000%	2/15/41	1,000	1,130
[9]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,316
[9]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	276
[20]	Whitehouse TX Independent School District GO	5.000%	2/15/42	1,250	1,293
	Williamson County TX GO	5.000%	2/15/28	2,000	2,171
	Williamson County TX GO	4.000%	2/15/43	2,820	2,872
[20]	Wylie TX Independent School District GO	5.000%	2/15/26	200	207
					783,727
Utah (0.4%)
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	6,584
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,026
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/37	1,400	1,502
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	2,490	2,654
	Intermountain UT Power Agency Supply Revenue	4.000%	7/1/36	2,310	2,431
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/38	2,000	2,238
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/40	2,000	2,244
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/41	1,105	1,219
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/42	2,500	2,749
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	768
	Jordan Valley UT Water Conservancy District Revenue	5.000%	10/1/42	800	882
	Nebo UT School District GO	5.000%	7/1/28	5,000	5,462
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	800
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	905
	Utah Housing Corp. Single Family Mortgage Revenue	6.000%	7/1/54	1,050	1,183
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,069
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	1,575	1,857
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	2,190	2,546
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	1,435	1,664
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	2,185	2,525
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	1,000	1,132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	132
					43,572
Vermont (0.1%)
	University of Vermont & State Agricultural College Revenue	5.000%	10/1/38	1,000	1,193
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,041
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	999
	Vermont GO	4.000%	8/15/42	1,000	1,035
	Vermont Municipal Bond Bank Revenue	4.000%	12/1/42	2,260	2,298
					6,566
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/25	45	46
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/26	115	119
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/27	385	401
					566
Virginia (0.7%)
	Arlington County Industrial Development Authority Hospital Facilities Revenue PUT	5.000%	7/1/31	1,000	1,095
	Arlington County Industrial Development Authority Multifamily Housing Revenue	5.000%	1/1/26	3,220	3,308
	Arlington County VA GO	4.000%	8/1/39	1,195	1,240
	Chesapeake VA Redevelopment & Housing Authority Multifamily Revenue (Forest Cove I Project) PUT	4.500%	7/1/40	1,000	1,001
[5]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	766
	Danville VA GO	4.000%	9/1/27	1,540	1,610
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/32	1,500	1,733
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/36	1,000	1,134
	Fairfax County VA GO	4.000%	10/1/40	2,665	2,772
	Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	1,000	1,025
	Hampton Roads Sanitation District VA Wastewater Revenue	5.000%	7/1/41	1,000	1,150
	Hampton Roads Sanitation District VA Wastewater Revenue	5.000%	7/1/44	1,070	1,212
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/27	2,000	2,136
[5]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	260
[6]	Isle of Wight County VA Economic Development Authority Health System Revenue	5.000%	7/1/37	500	554
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	224
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	779
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	2,425	2,630
	Norfolk VA Redevelopment & Housing Authority Multifamily Housing Revenue PUT	5.000%	5/1/26	1,500	1,547
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,231
	Richmond VA Public Utility Revenue Prere.	5.000%	1/15/26	1,000	1,031
	Richmond VA Redevelopment & Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.500%	5/1/40	999	1,033
	Spotsylvania County VA Public Improvement GO	5.000%	1/15/25	1,150	1,156
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	622
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.750%	9/1/30	1,000	1,042
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	440
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	8,625	8,680
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	5,000	5,164
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,477
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	1,000	1,154
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	1,000	1,111
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/31	4,710	4,771
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,179
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,462
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33	5,000	5,098
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,301
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,784
	Virginia Port Authority Commonwealth Port Fund Revenue	5.000%	7/1/43	1,000	1,121
	Virginia Public Building Authority Revenue	5.000%	11/1/31	95	95
	Virginia Public Building Authority Revenue	5.000%	8/1/41	1,755	2,023
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	553
	York County VA Economic Development Authority Pollution Control Revenue PUT	3.650%	10/1/27	385	394
					71,609
Washington (1.9%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	837
	Chelan County WA Public Utility District No. 1 Consolidated System Revenue	4.000%	7/1/37	1,000	1,029
	Energy Northwest Washington Electric Revenue	5.000%	7/1/25	2,500	2,539
	Energy Northwest Washington Electric Revenue	5.000%	7/1/27	2,000	2,137
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,242
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38	5,895	6,481
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	4.000%	7/1/42	1,640	1,667
	Franklin County WA Pasco School District No. 1 GO	4.000%	12/1/27	1,000	1,047
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/41	2,605	2,802
	Highline WA King County School District No. 401 GO	5.000%	12/1/37	1,250	1,430
	King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/38	1,230	1,144
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/26	1,815	1,917
	King County WA GO	4.000%	12/1/32	1,500	1,518
	King County WA GO	4.000%	12/1/34	2,150	2,166
	King County WA Housing Authority Revenue	5.000%	1/1/28	1,025	1,051
	King County WA Housing Authority Revenue	4.500%	1/1/40	1,000	1,047
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	853
	King County WA School District No. 403 Renton GO	4.000%	12/1/40	1,000	1,038
	King County WA School District No. 412 Shoreline Unlimited Tax GO	4.000%	12/1/39	1,000	1,036
	King County WA Sewer Revenue	5.000%	1/1/43	1,000	1,129
[7,13]	Klickitat County WA Public Utility District No. 1 Electric System Revenue	5.000%	12/1/26	500	519
	Pierce County WA Fire Protection District No. 5 GO	4.000%	12/1/41	3,275	3,362
	Pierce County WA Puyallup School District No. 3 GO	5.000%	12/1/33	2,600	2,753
	Pierce County WA School District No. 10 Tacoma Unlimited Tax GO	4.000%	12/1/43	2,585	2,609
	Pierce County WA School District No. 3 Puyallup Unlimited Tax GO	5.000%	12/1/36	1,325	1,397
	Pierce County WA School District No. 403 Bethel Unlimited Tax GO	5.000%	12/1/43	1,650	1,856
	Port Seattle WA Intermediate Lien Revenue	5.000%	3/1/32	1,125	1,288
	Seattle WA Ltd. Tax GO	5.000%	11/1/27	2,180	2,354
	Seattle WA Water System Improvement Revenue	4.000%	8/1/32	3,020	3,086
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,014
	Snoqualmie Valley WA King County School District No. 410 GO	5.000%	12/1/33	3,150	3,193
	University of Washington Revenue PUT	4.000%	8/1/27	2,435	2,503
	Vancouver WA Housing Authority Revenue (Navalia & Alena Projects)	4.000%	8/1/34	1,000	1,014
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/26	5,000	5,146
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/27	1,000	1,069
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,005
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,503
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/37	4,045	4,738
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/39	2,400	2,777
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/40	2,630	2,858
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/40	1,000	1,150
	Washington GO	5.000%	8/1/27	2,745	2,946
	Washington GO	4.000%	7/1/28	5,000	5,280
	Washington GO	5.000%	7/1/28	2,000	2,010
	Washington GO	5.000%	8/1/28	2,185	2,397
	Washington GO	5.000%	7/1/30	1,100	1,105
	Washington GO	5.000%	7/1/32	1,250	1,256
	Washington GO	5.000%	8/1/34	1,750	1,776
	Washington GO	5.000%	2/1/35	5,000	5,240
	Washington GO	5.000%	8/1/35	1,000	1,058
	Washington GO	5.000%	2/1/36	5,000	5,234
	Washington GO	5.000%	8/1/36	2,150	2,306
	Washington GO	5.000%	8/1/38	2,070	2,211
	Washington GO	5.000%	2/1/39	2,000	2,152
	Washington GO	5.000%	8/1/42	5,015	5,569
	Washington GO	5.000%	8/1/43	2,000	2,111
	Washington GO	5.000%	8/1/43	1,460	1,584
	Washington GO	5.000%	8/1/44	5,000	5,627
	Washington GO	5.000%	2/1/45	5,000	5,583
	Washington GO	5.000%	8/1/46	5,000	5,593
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,780
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,893
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,034
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	880
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/33	6,985	7,367
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,003
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	718
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/30	925	943
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	4,025	4,059
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	271
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/37	855	921
	Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/30	5,000	5,140
	Washington State Housing Finance Commission Multifamily Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/27	500	523
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/35	5,880	5,617
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.375%	4/20/37	1,986	1,837
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.084%	3/20/40	1,750	1,738
[5]	Washington State Housing Finance Commission Nonprofit Revenue	5.125%	7/1/33	740	809
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/33	2,545	2,840
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/38	2,015	2,223
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.500%	7/1/44	2,000	2,222
	Washington State Motor Vehicle Fuel Tax Related Fees GO	5.000%	7/1/28	1,580	1,730
	Whitman County WA School District No. 267 Pullman GO	5.000%	12/1/29	715	803
					191,741
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,236
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,562
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.375%	6/15/28	500	502
	West Virginia GO	5.000%	12/1/35	1,000	1,065
	West Virginia GO	5.000%	6/1/36	1,000	1,064
	West Virginia GO	5.000%	6/1/38	2,500	2,696
	West Virginia GO	5.000%	12/1/43	3,920	4,159
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,368
	West Virginia Hospital Finance Authority Hospital Revenue	5.000%	6/1/39	1,300	1,439
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	865	908
	West Virginia Hospital Finance Authority Revenue	5.000%	1/1/34	1,180	1,226
	West Virginia Hospital Finance Authority Revenue	5.000%	1/1/36	1,000	1,034
	West Virginia Hospital Finance Authority Revenue	5.750%	9/1/43	1,000	1,145
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	906
					20,310
Wisconsin (0.8%)
	Central Brown County Water Authority System Revenue	5.000%	11/1/27	2,000	2,144
	Madison WI GO	4.000%	10/1/26	1,500	1,547
	Milwaukee WI GO	5.000%	4/1/26	1,935	1,993
[9]	Milwaukee WI GO	5.000%	4/1/27	1,000	1,056
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,201
	New Richmond WI School District GO	5.000%	4/1/32	325	370
	Oshkosh WI GO	4.250%	6/1/41	1,000	1,043
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	313
	Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/28	1,000	1,087
	Public Finance Authority Revenue PUT	4.000%	7/1/26	1,895	1,905
[5]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/32	360	365
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	1,000	1,002
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	1,160	1,172
[9]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/34	1,000	1,139
	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	2,345	2,411
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	701
	Public Finance Authority WI Educational Facilities Revenue (Lenoir-Rhyne University)	5.000%	4/1/33	1,405	1,499
[5]	Public Finance Authority WI Tax Increment Revenue (Miami Worldcenter Project)	5.000%	6/1/41	1,000	1,026
	Public Finance Authority WI Tax-Exempt Revenue PUT	4.000%	2/1/27	2,600	2,598
[9]	Racine WI Unified School District GO	5.000%	4/1/39	1,600	1,782
	University of Wisconsin Hospitals & Clinics Authority Revenue PUT	5.000%	10/1/31	500	561
	Waunakee WI Community School District GO	3.250%	4/1/28	4,000	4,000
[6]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	853
[6]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	688
[7]	Wisconsin GO	5.000%	5/1/26	1,945	2,000
[7]	Wisconsin GO	5.000%	5/1/27	1,205	1,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO	4.000%	5/1/33	1,165	1,193
	Wisconsin GO	5.000%	5/1/36	5,000	5,842
[7]	Wisconsin GO	5.000%	5/1/36	1,300	1,533
	Wisconsin GO	5.000%	5/1/38	1,740	1,824
[5]	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	2/15/26	1,000	1,007
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	11/15/35	5,000	5,138
	Wisconsin Health & Educational Facilities Authority Revenue	4.000%	4/1/38	2,245	2,300
	Wisconsin Health & Educational Facilities Authority Revenue	5.250%	8/15/39	1,415	1,552
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	6/22/29	1,000	1,096
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	10/3/34	1,250	1,408
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	6/24/26	1,100	1,136
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	7/29/26	1,005	1,031
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,112
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,553
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,323
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,672
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/37	600	664
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/41	1,875	2,043
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,024
	Wisconsin Health & Educational Facilities Authority Revenue (MarshField Clinic Health System)	5.000%	2/15/32	1,000	1,103
	Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	775	780
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,600
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	4.050%	9/1/39	1,450	1,479
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/55	1,000	1,110
	Wisconsin Housing & Economic Development Authority Housing Revenue PUT	3.750%	11/1/26	1,330	1,335
	Wisconsin Housing & Economic Development Authority Multifamily Revenue PUT	5.000%	8/1/26	1,000	1,037
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	754
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	796
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,119
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	1,001
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	395
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	288
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	439
					84,411
Wyoming (0.0%)
	Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	136
	Wyoming Community Development Authority Housing Revenue	5.750%	6/1/53	185	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,057
					1,391
Total Tax-Exempt Municipal Bonds (Cost $5,314,947)					5,347,350
Total Investments (100.0%) (Cost $6,548,909)					10,211,232
Other Assets and Liabilities—Net (-0.0%)					(1,188)
Net Assets (100%)					10,210,044
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $167,186,000, representing 1.6% of net assets.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
8	Non-income-producing security—security in default.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
19	Step bond.
20	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	433	125,879	2,640

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,863,875	—	—	4,863,875
Rights	7	—	—	7
Tax-Exempt Municipal Bonds	—	5,347,350	—	5,347,350
Total	4,863,882	5,347,350	—	10,211,232

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,640	—	—	2,640
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.